TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-1

Report of independent registered public accounting firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VLI-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	Matson Money International Equity VI Portfolio(1)

TIAA-CREF Life Core Bond(1)	Matson Money U.S. Equity VI Portfolio(1)

TIAA-CREF Life Growth Equity(1)	MFS Global Equity Series—Initial Class(1)

TIAA-CREF Life Growth & Income(1)	MFS Growth Series—Initial Class(1)

TIAA-CREF Life International Equity(1)	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class(1)

TIAA-CREF Life Large-Cap Value(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Real Estate Securities(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Stock Index(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Calamos Growth & Income Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PVC Equity Income Account—Class 1(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PVC MidCap Account—Class 1(1)

Delaware VIP International Series—Standard Class(1)	PSF PGIM Jennison Focused Blend Portfolio—Class II(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	PSF—Natural Resources Portfolio—Class II(1)

DFA VA Equity Allocation Portfolio(1)	PSF PGIM– Jennison Value Portfolio—Class II(1)

DFA VA Global Bond Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

DFA VA Global Moderate Allocation Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA International Small Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA International Value Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VIT Inflation Protected Securities Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	VY CBRE Global Real Estate Portfolio—Class I (formerly VY Clarion Global Real Estate Portfolio—Class I)(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Wanger International(1)

John Hancock Emerging Markets Value Trust(1)	Wanger Select(1)

LVIP Delaware Diversified Income Fund—Standard Class(2)	Wanger Acorn (formerly Wanger USA)(1)

Matson Money Fixed Income VI Portfolio(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the years ended December 31, 2022, and December 31, 2021.
(2)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period April 30, 2021 (commencement of operations) through December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 27, 2023

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 since 2005.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$1,809,876	$5,052,777	$9,356,640	$9,106,233	$11,041,141

Total assets	$1,809,876	$5,052,777	$9,356,640	$9,106,233	$11,041,141

NET ASSETS—Accumulation fund	$1,809,876	$5,052,777	$9,356,640	$9,106,233	$11,041,141

Investments, at cost	$1,958,975	$5,846,878	$12,374,759	$9,592,203	$11,360,582

Shares held in corresponding Funds	164,385	568,366	763,807	519,466	1,361,423

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$64.17	$100.10	$37.20

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	34.77	34.47	56.26	84.51	30.90

Mortality & Expense Charge Band 2	35.70	36.29	59.19	88.96	32.53

Mortality & Expense Charge Band 3	—	38.20	62.28	93.65	34.25

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$78,932	$112,828	$—	$74,491	$370,966

Expenses

Administrative expenses	—	—	11,206	10,837	4,325

Mortality and expense risk charges	16,154	27,076	37,778	37,020	52,491

Total expenses	16,154	27,076	48,984	47,857	56,816

Net investment income (loss)	62,778	85,752	(48,984)	26,634	314,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(126,244)	(167,346)	(567,963)	300,860	282,686

Capital gain distributions	132,509	32,801	1,181,077	1,110,193	—

Net realized gain (loss)	6,265	(134,545)	613,114	1,411,053	282,686

Net change in unrealized appreciation (depreciation) on investments	(677,428)	(717,345)	(5,394,336)	(4,121,900)	(3,065,974)

Net realized and unrealized gain (loss) on investments	(671,163)	(851,890)	(4,781,222)	(2,710,847)	(2,783,288)

Net increase (decrease) in net assets from operations	$(608,385)	$(766,138)	$(4,830,206)	$(2,684,213)	$(2,469,138)

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$4,056,912	$14,690,249	$4,445,544	$2,896,580	$2,901,198

Total assets	$4,056,912	$14,690,249	$4,445,544	$2,896,580	$2,901,198

NET ASSETS—Accumulation fund	$4,056,912	$14,690,249	$4,445,544	$2,896,580	$2,901,198

Investments, at cost	$3,806,094	$14,690,249	$5,580,855	$3,220,551	$3,025,378

Shares held in corresponding Funds	244,392	14,690,249	354,509	243,615	181,552

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$101.60

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	87.44	1.03	77.58	90.61	82.88

Mortality & Expense Charge Band 2	92.05	1.08	81.67	95.38	87.25

Mortality & Expense Charge Band 3	96.89	1.13	85.97	100.41	91.84

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$51,455	$223,496	$84,155	$14,613	$37,628

Expenses

Administrative expenses	—	—	—	—	3,020

Mortality and expense risk charges	23,201	94,613	30,754	17,574	14,432

Total expenses	23,201	94,613	30,754	17,574	17,452

Net investment income (loss)	28,254	128,883	53,401	(2,961)	20,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	286,922	—	481,417	239,726	44,225

Capital gain distributions	162,732	—	477,364	506,344	352,174

Net realized gain (loss)	449,654	—	958,781	746,070	396,399

Net change in unrealized appreciation (depreciation) on investments	(834,264)	—	(3,100,406)	(1,293,146)	(1,101,435)

Net realized and unrealized gain (loss) on investments	(384,610)	—	(2,141,625)	(547,076)	(705,036)

Net increase (decrease) in net assets from operations	$(356,356)	$128,883	$(2,088,224)	$(550,037)	$(684,860)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$100,779,250	$314,368	$2,815,918	$1,041,201	$391,189

Total assets	$100,779,250	$314,368	$2,815,918	$1,041,201	$391,189

NET ASSETS—Accumulation fund	$100,779,250	$314,368	$2,815,918	$1,041,201	$391,189

Investments, at cost	$103,002,343	$363,801	$4,258,372	$1,409,081	$430,602

Shares held in corresponding Funds	3,161,206	18,657	184,288	41,268	16,019

UNIT VALUE

Flexible Premium Variable Universal Life	$123.98	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	98.16	36.93	22.91	53.58	22.61

Mortality & Expense Charge Band 2	103.33	38.87	24.01	56.37	23.24

Mortality & Expense Charge Band 3	108.77	—	25.17	58.99	—

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,394,707	$3,532	$14,064	$—	$109,768

Expenses

Administrative expenses	14,300	—	—	—	—

Mortality and expense risk charges	556,779	3,398	18,282	6,011	3,564

Total expenses	571,079	3,398	18,282	6,011	3,564

Net investment income (loss)	823,628	134	(4,218)	(6,011)	106,204

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	9,243,771	4,931	(397,491)	(110,019)	1,358

Capital gain distributions	2,210,562	42,229	385,611	21,984	—

Net realized gain (loss)	11,454,333	47,160	(11,880)	(88,035)	1,358

Net change in unrealized appreciation (depreciation) on investments	(35,723,449)	(157,747)	(975,197)	(325,996)	(66,140)

Net realized and unrealized gain (loss) on investments	(24,269,116)	(110,587)	(987,077)	(414,031)	(64,782)

Net increase (decrease) in net assets from operations	$(23,445,488)	$(110,453)	$(991,295)	$(420,042)	$41,422

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$3,034,854	$3,894,962	$17,056,774	$3,761,302	$7,431,198

Total assets	$3,034,854	$3,894,962	$17,056,774	$3,761,302	$7,431,198

NET ASSETS—Accumulation fund	$3,034,854	$3,894,962	$17,056,774	$3,761,302	$7,431,198

Investments, at cost	$3,588,237	$3,911,245	$18,061,560	$3,966,903	$7,925,726

Shares held in corresponding Funds	203,136	105,099	1,384,478	390,988	544,809

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	23.44	88.14	35.65	25.05	36.97

Mortality & Expense Charge Band 2	24.67	92.73	36.24	25.86	38.01

Mortality & Expense Charge Band 3	25.95	97.57	36.84	26.70	39.06

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$49,311	$33,404	$316,062	$58,812	$111,725

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	18,362	21,550	78,385	21,009	43,444

Total expenses	18,362	21,550	78,385	21,009	43,444

Net investment income (loss)	30,949	11,854	237,677	37,803	68,281

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(296,751)	253,881	757,360	(149,634)	391,096

Capital gain distributions	272,686	276,366	463,677	—	109,036

Net realized gain (loss)	(24,065)	530,247	1,221,037	(149,634)	500,132

Net change in unrealized appreciation (depreciation) on investments	(694,872)	(1,110,098)	(4,090,244)	(154,310)	(1,491,414)

Net realized and unrealized gain (loss) on investments	(718,937)	(579,851)	(2,869,207)	(303,944)	(991,282)

Net increase (decrease) in net assets from operations	$(687,988)	$(567,997)	$(2,631,530)	$(266,141)	$(923,001)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$7,474,340	$18,270,858	$3,607,273	$15,448,133	$9,919,451

Total assets	$7,474,340	$18,270,858	$3,607,273	$15,448,133	$9,919,451

NET ASSETS—Accumulation fund	$7,474,340	$18,270,858	$3,607,273	$15,448,133	$9,919,451

Investments, at cost	$8,614,356	$18,576,173	$3,679,936	$15,126,452	$10,238,759

Shares held in corresponding Funds	695,287	1,492,717	363,270	507,661	482,933

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	42.62	38.11	24.03	68.14	70.01

Mortality & Expense Charge Band 2	44.01	39.35	24.81	70.36	72.29

Mortality & Expense Charge Band 3	45.44	40.63	25.61	72.64	74.64

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$197,774	$720,314	$49,410	$351,713	$131,917

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	38,473	97,939	18,388	80,795	53,294

Total expenses	38,473	97,939	18,388	80,795	53,294

Net investment income (loss)	159,301	622,375	31,022	270,918	78,623

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	188,571	1,702,542	(28,825)	2,163,434	1,923,308

Capital gain distributions	134,644	200,174	—	190,103	781,382

Net realized gain (loss)	323,215	1,902,716	(28,825)	2,353,537	2,704,690

Net change in unrealized appreciation (depreciation) on investments	(1,925,534)	(3,116,430)	(57,435)	(3,391,651)	(3,258,220)

Net realized and unrealized gain (loss) on investments	(1,602,319)	(1,213,714)	(86,260)	(1,038,114)	(553,530)

Net increase (decrease) in net assets from operations	$(1,443,018)	$(591,339)	$(55,238)	$(767,196)	$(474,907)

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

ASSETS

Investments, at value	$1,206,526	$1,791,718	$947,177	$1,874,659	$2,648,206

Total assets	$1,206,526	$1,791,718	$947,177	$1,874,659	$2,648,206

NET ASSETS—Accumulation fund	$1,206,526	$1,791,718	$947,177	$1,874,659	$2,648,206

Investments, at cost	$1,436,623	$1,844,194	$1,005,669	$3,021,661	$3,509,486

Shares held in corresponding Funds	133,171	116,421	60,990	139,691	78,141

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	26.50	35.89	38.11	63.44	120.97

Mortality & Expense Charge Band 2	27.02	37.78	40.12	66.75	127.33

Mortality & Expense Charge Band 3	27.56	39.77	42.23	70.23	134.03

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$107,401	$51,361	$21,028	$—	$5,747

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	7,225	5,852	5,748	11,824	17,527

Total expenses	7,225	5,852	5,748	11,824	17,527

Net investment income (loss)	100,176	45,509	15,280	(11,824)	(11,780)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(30,379)	24,700	(51,940)	(249,423)	(373,921)

Capital gain distributions	—	19,583	106,755	483,256	458,712

Net realized gain (loss)	(30,379)	44,283	54,815	233,833	84,791

Net change in unrealized appreciation (depreciation) on investments	(250,315)	(124,309)	(148,666)	(1,259,163)	(1,397,661)

Net realized and unrealized gain (loss) on investments	(280,694)	(80,026)	(93,851)	(1,025,330)	(1,312,870)

Net increase (decrease) in net assets from operations	$(180,518)	$(34,517)	$(78,571)	$(1,037,154)	$(1,324,650)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

ASSETS

Investments, at value	$1,671,272	$586,401	$5,707,732	$3,530,474	$1,430,535

Total assets	$1,671,272	$586,401	$5,707,732	$3,530,474	$1,430,535

NET ASSETS—Accumulation fund	$1,671,272	$586,401	$5,707,732	$3,530,474	$1,430,535

Investments, at cost	$1,718,366	$560,638	$6,000,638	$4,135,926	$1,547,311

Shares held in corresponding Funds	102,156	15,223	643,487	404,129	61,821

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	44.24	69.77	29.19	15.38	23.22

Mortality & Expense Charge Band 2	46.57	73.44	29.91	16.18	23.85

Mortality & Expense Charge Band 3	49.02	77.30	30.64	17.03	24.49

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account[i]	Matson Money Fixed Income VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$20,250	$10,212	$219,958	$123,746	$17,404

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	8,806	3,097	31,237	20,009	9,528

Total expenses	8,806	3,097	31,237	20,009	9,528

Net investment income (loss)	11,444	7,115	188,721	103,737	7,876

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	67,673	20,998	302,443	(105,181)	(19,332)

Capital gain distributions	109,272	—	—	7,508	—

Net realized gain (loss)	176,945	20,998	302,443	(97,673)	(19,332)

Net change in unrealized appreciation (depreciation) on investments	(277,317)	(84,142)	(1,168,675)	(560,030)	(114,472)

Net realized and unrealized gain (loss) on investments	(100,372)	(63,144)	(866,232)	(657,703)	(133,804)

Net increase (decrease) in net assets from operations	$(88,928)	$(56,029)	$(677,511)	$(553,966)	$(125,928)

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio— Initial Class Sub-Account

ASSETS

Investments, at value	$1,922,382	$2,316,482	$2,433,843	$138,050	$945,163

Total assets	$1,922,382	$2,316,482	$2,433,843	$138,050	$945,163

NET ASSETS—Accumulation fund	$1,922,382	$2,316,482	$2,433,843	$138,050	$945,163

Investments, at cost	$1,797,294	$2,081,040	$2,779,487	$167,861	$1,131,227

Shares held in corresponding Funds	84,836	79,604	122,797	2,875	48,998

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	27.87	43.46	37.35	84.27	40.90

Mortality & Expense Charge Band 2	28.62	44.64	39.30	88.71	43.03

Mortality & Expense Charge Band 3	29.39	45.84	41.35	93.38	45.28

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachsetts Investors Growth Stock Portfolio— Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$41,195	$18,798	$13,889	$—	$1,482

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	11,476	14,674	13,411	832	6,644

Total expenses	11,476	14,674	13,411	832	6,644

Net investment income (loss)	29,719	4,124	478	(832)	(5,162)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	38,835	80,031	21,109	(5,701)	(197,004)

Capital gain distributions	19,100	212,153	260,634	17,973	191,964

Net realized gain (loss)	57,935	292,184	281,743	12,272	(5,040)

Net change in unrealized appreciation (depreciation) on investments	(314,166)	(567,688)	(877,376)	(75,801)	(301,930)

Net realized and unrealized gain (loss) on investments	(256,231)	(275,504)	(595,633)	(63,529)	(306,970)

Net increase (decrease) in net assets from operations	$(226,512)	$(271,380)	$(595,155)	$(64,361)	$(312,132)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$1,157,040	$2,796,758	$291,933	$436,104	$1,031,593

Total assets	$1,157,040	$2,796,758	$291,933	$436,104	$1,031,593

NET ASSETS—Accumulation fund	$1,157,040	$2,796,758	$291,933	$436,104	$1,031,593

Investments, at cost	$1,166,744	$2,911,247	$329,649	$516,668	$1,148,177

Shares held in corresponding Funds	31,857	183,997	10,893	49,784	150,378

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	83.35	36.69	53.28	21.56	23.31

Mortality & Expense Charge Band 2	87.73	38.61	56.06	22.70	23.96

Mortality & Expense Charge Band 3	92.36	40.64	59.00	—	24.63

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$33,610	$17,501	$1,380	$34,656	$206,262

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,490	16,821	2,181	3,391	5,855

Total expenses	6,490	16,821	2,181	3,391	5,855

Net investment income (loss)	27,120	680	(801)	31,265	200,407

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	87,974	156,573	31,003	6,080	(130,644)

Capital gain distributions	53,273	428,497	29,319	34,532	—

Net realized gain (loss)	141,247	585,070	60,322	40,612	(130,644)

Net change in unrealized appreciation (depreciation) on investments	(175,929)	(904,823)	(137,044)	(136,035)	(129,513)

Net realized and unrealized gain (loss) on investments	(34,682)	(319,753)	(76,722)	(95,423)	(260,157)

Net increase (decrease) in net assets from operations	$(7,562)	$(319,073)	$(77,523)	$(64,158)	$(59,750)

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

ASSETS

Investments, at value	$3,122,317	$348,379	$6,550,714	$6,822,783	$543,490

Total assets	$3,122,317	$348,379	$6,550,714	$6,822,783	$543,490

NET ASSETS—Accumulation fund	$3,122,317	$348,379	$6,550,714	$6,822,783	$543,490

Investments, at cost	$3,612,632	$372,397	$7,457,697	$7,159,859	$634,493

Shares held in corresponding Funds	310,678	36,866	569,627	257,075	10,605

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	27.10	16.99	18.74	56.58	75.27

Mortality & Expense Charge Band 2	27.85	17.88	19.72	59.55	79.23

Mortality & Expense Charge Band 3	28.63	18.82	20.75	62.69	83.40

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$134,219	$5,360	$492,036	$136,246	$1,076

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	15,570	2,013	39,435	39,743	3,200

Total expenses	15,570	2,013	39,435	39,743	3,200

Net investment income (loss)	118,649	3,347	452,601	96,503	(2,124)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(175,631)	(43,523)	(110,130)	194,300	7,685

Capital gain distributions	—	4,745	—	789,101	59,657

Net realized gain (loss)	(175,631)	(38,778)	(110,130)	983,401	67,342

Net change in unrealized appreciation (depreciation) on investments	(438,573)	(5,090)	(1,241,981)	(1,956,433)	(232,860)

Net realized and unrealized gain (loss) on investments	(614,204)	(43,868)	(1,352,111)	(973,032)	(165,518)

Net increase (decrease) in net assets from operations	$(495,555)	$(40,521)	$(899,510)	$(876,529)	$(167,642)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$1,419,232	$1,163,024	$272,437	$521,864	$1,020,161

Total assets	$1,419,232	$1,163,024	$272,437	$521,864	$1,020,161

NET ASSETS—Accumulation fund	$1,419,232	$1,163,024	$272,437	$521,864	$1,020,161

Investments, at cost	$1,439,531	$1,035,375	$215,758	$749,687	$973,592

Shares held in corresponding Funds	34,965	29,200	6,416	67,599	122,029

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	41.74	56.04	53.48	25.91	22.21

Mortality & Expense Charge Band 2	43.93	58.98	56.29	27.26	23.36

Mortality & Expense Charge Band 3	46.24	62.09	59.25	28.68	24.58

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$3,977

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	9,025	8,513	1,214	3,196	6,122

Total expenses	9,025	8,513	1,214	3,196	6,122

Net investment income (loss)	(9,025)	(8,513)	(1,214)	(3,196)	(2,145)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	76,170	130,795	16,498	2,428	96,331

Capital gain distributions	—	—	—	166,765	17,902

Net realized gain (loss)	76,170	130,795	16,498	169,193	114,233

Net change in unrealized appreciation (depreciation) on investments	(566,191)	33,455	(22,500)	(315,880)	(223,320)

Net realized and unrealized gain (loss) on investments	(490,021)	164,250	(6,002)	(146,687)	(109,087)

Net increase (decrease) in net assets from operations	$(499,046)	$155,737	$(7,216)	$(149,883)	$(111,232)

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

ASSETS

Investments, at value	$2,753,031	$2,589,877	$3,015,173	$4,726,283	$24,287,652

Total assets	$2,753,031	$2,589,877	$3,015,173	$4,726,283	$24,287,652

NET ASSETS—Accumulation fund	$2,753,031	$2,589,877	$3,015,173	$4,726,283	$24,287,652

Investments, at cost	$2,839,196	$2,710,979	$4,006,897	$5,383,580	$26,616,261

Shares held in corresponding Funds	49,391	564,243	400,421	121,780	478,669

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	50.31	25.06	16.27	51.63	51.14

Mortality & Expense Charge Band 2	51.50	25.89	17.13	52.90	52.39

Mortality & Expense Charge Band 3	52.80	26.74	18.03	54.19	53.67

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$49,233	$94,782	$41,095	$343,381

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	15,698	14,237	18,171	28,775	136,099

Total expenses	15,698	14,237	18,171	28,775	136,099

Net investment income (loss)	(15,698)	34,996	76,611	12,320	207,282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(10,783)	(38,462)	(151,220)	231,777	1,793,453

Capital gain distributions	44,413	4,060	242,022	444,039	1,148,184

Net realized gain (loss)	33,630	(34,402)	90,802	675,816	2,941,637

Net change in unrealized appreciation (depreciation) on investments	(361,214)	(132,687)	(1,038,518)	(1,544,644)	(8,623,600)

Net realized and unrealized gain (loss) on investments	(327,584)	(167,089)	(947,716)	(868,828)	(5,681,963)

Net increase (decrease) in net assets from operations	$(343,282)	$(132,093)	$(871,105)	$(856,508)	$(5,474,681)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2022

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$3,599,961	$13,184,235	$5,698,205	$4,224,702	$14,160,002

Total assets	$3,599,961	$13,184,235	$5,698,205	$4,224,702	$14,160,002

NET ASSETS—Accumulation fund	$3,599,961	$13,184,235	$5,698,205	$4,224,702	$14,160,002

Investments, at cost	$3,862,440	$15,414,683	$6,618,482	$5,772,807	$16,054,818

Shares held in corresponding Funds	517,980	616,662	494,207	285,839	1,372,093

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	30.92	44.23	32.75	41.66	24.50

Mortality & Expense Charge Band 2	31.67	45.32	33.55	42.67	25.10

Mortality & Expense Charge Band 3	32.45	46.42	34.37	43.72	25.71

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2022

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$181,372	$140,804	$116,330	$11,152	$282,404

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	21,298	74,173	33,192	24,128	81,068

Total expenses	21,298	74,173	33,192	24,128	81,068

Net investment income (loss)	160,074	66,631	83,138	(12,976)	201,336

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(132,911)	569,123	408,606	(52,698)	(848,038)

Capital gain distributions	—	1,335,738	262,754	1,195,878	100,208

Net realized gain (loss)	(132,911)	1,904,861	671,360	1,143,180	(747,830)

Net change in unrealized appreciation (depreciation) on investments	(413,556)	(4,882,564)	(2,762,913)	(2,495,460)	(1,567,791)

Net realized and unrealized gain (loss) on investments	(546,467)	(2,977,703)	(2,091,553)	(1,352,280)	(2,315,621)

Net increase (decrease) in net assets from operations	$(386,393)	$(2,911,072)	$(2,008,415)	$(1,365,256)	$(2,114,285)

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

concluded

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$716,298	$1,206,262	$443,095	$434,351	$582,499

Total assets	$716,298	$1,206,262	$443,095	$434,351	$582,499

NET ASSETS—Accumulation fund	$716,298	$1,206,262	$443,095	$434,351	$582,499

Investments, at cost	$847,315	$1,545,382	$632,892	$510,719	$703,021

Shares held in corresponding Funds	76,121	69,008	71,352	39,667	100,778

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	42.06	64.37	50.29	87.90	15.82

Mortality & Expense Charge Band 2	43.69	67.75	52.91	92.53	16.58

Mortality & Expense Charge Band 3	45.38	71.32	55.67	97.41	17.38

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$26,371	$11,334	$—	$—	$40,480

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	4,489	7,440	2,891	2,603	3,500

Total expenses	4,489	7,440	2,891	2,603	3,500

Net investment income (loss)	21,882	3,894	(2,891)	(2,603)	36,980

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(20,302)	(91,125)	(240,187)	(285,136)	(15,748)

Capital gain distributions	40,803	224,177	227,791	166,319	—

Net realized gain (loss)	20,501	133,052	(12,396)	(118,817)	(15,748)

Net change in unrealized appreciation (depreciation) on investments	(281,358)	(730,130)	(226,456)	(99,332)	(124,325)

Net realized and unrealized gain (loss) on investments	(260,857)	(597,078)	(238,852)	(218,149)	(140,073)

Net increase (decrease) in net assets from operations	$(238,975)	$(593,184)	$(241,743)	$(220,752)	$(103,093)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-17

Statements of changes in net assets

TIAA-CREF Separate Accounts VLI-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$62,778	$41,194	$85,752	$60,870

Net realized gain (loss)	6,265	123,625	(134,545)	123,470

Net change in unrealized appreciation (depreciation) on investments	(677,428)	118,596	(717,345)	(251,869)

Net increase (decrease) in net assets from operations	(608,385)	283,415	(766,138)	(67,529)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	38,249	33,318	304,751	351,434

Net contractowner transfers between accounts	(1,035,936)	37,777	88,348	(301,848)

Withdrawals and death benefits (b)	19,648	42,501	(139,444)	1,560,057

Net increase (decrease) in net assets resulting from contractowner transactions	(978,039)	113,596	253,655	1,609,643

Net increase (decrease) in net assets	(1,586,424)	397,011	(512,483)	1,542,114

NET ASSETS

Beginning of period	3,396,300	2,999,289	5,565,260	4,023,146

End of period	$1,809,876	$3,396,300	$5,052,777	$5,565,260

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	78,247	75,472	129,789	93,949

Units purchased	1,071	812	7,857	8,350

Units sold/transferred	(28,443)	1,963	(1,205)	27,490

End of period	50,875	78,247	136,441	129,789

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(48,984)	$(24,819)	$26,634	$32,826

Net realized gain (loss)	613,114	3,105,617	1,411,053	719,685

Net change in unrealized appreciation (depreciation) on investments	(5,394,336)	(1,213,718)	(4,121,900)	1,569,752

Net increase (decrease) in net assets from operations	(4,830,206)	1,867,080	(2,684,213)	2,322,263

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	246,826	313,759	327,234	359,765

Net contractowner transfers between accounts	(310,006)	402,398	(54,700)	(79,456)

Withdrawals and death benefits (b)	(576,583)	321,925	(317,609)	(203,584)

Net increase (decrease) in net assets resulting from contractowner transactions	(639,763)	1,038,082	(45,075)	76,725

Net increase (decrease) in net assets	(5,469,969)	2,905,162	(2,729,288)	2,398,988

NET ASSETS

Beginning of period	14,826,609	11,921,447	11,835,521	9,436,533

End of period	$9,356,640	$14,826,609	$9,106,233	$11,835,521

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	159,889	148,707	96,925	96,635

Units purchased	3,741	3,593	3,353	3,299

Units sold/transferred	(12,511)	7,589	(3,549)	(3,009)

End of period	151,119	159,889	96,729	96,925

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$314,150	$79,513	$28,254	$32,325

Net realized gain (loss)	282,686	415,730	449,654	233,164

Net change in unrealized appreciation (depreciation) on investments	(3,065,974)	680,058	(834,264)	645,784

Net increase (decrease) in net assets from operations	(2,469,138)	1,175,301	(356,356)	911,273

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	535,764	676,217	156,679	202,699

Net contractowner transfers between accounts	(568,637)	438,856	299,649	(114,573)

Withdrawals and death benefits (b)	(349,715)	192,833	(424,551)	(140,414)

Net increase (decrease) in net assets resulting from contractowner transactions	(382,588)	1,307,906	31,777	(52,288)

Net increase (decrease) in net assets	(2,851,726)	2,483,207	(324,579)	858,985

NET ASSETS

Beginning of period	13,892,867	11,409,660	4,381,491	3,522,506

End of period	$11,041,141	$13,892,867	$4,056,912	$4,381,491

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	339,167	308,071	43,376	44,109

Units purchased	16,584	17,312	1,699	2,221

Units sold/transferred	(27,727)	13,784	(1,509)	(2,954)

End of period	328,024	339,167	43,566	43,376

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$128,883	$(74,385)	$53,401	$58,250

Net realized gain (loss)	—	—	958,781	203,418

Net change in unrealized appreciation (depreciation) on investments	—	—	(3,100,406)	1,740,826

Net increase (decrease) in net assets from operations	128,883	(74,385)	(2,088,224)	2,002,494

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,134,125	1,945,439	220,961	271,650

Net contractowner transfers between accounts	2,208,250	(598,546)	(818,368)	89,432

Withdrawals and death benefits (b)	(2,601,460)	(769,453)	(181,396)	(103,256)

Net increase (decrease) in net assets resulting from contractowner transactions	2,740,915	577,440	(778,803)	257,826

Net increase (decrease) in net assets	2,869,798	503,055	(2,867,027)	2,260,320

NET ASSETS

Beginning of period	11,820,451	11,317,396	7,312,571	5,052,251

End of period	$14,690,249	$11,820,451	$4,445,544	$7,312,571

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	11,049,268	10,547,398	62,259	60,127

Units purchased	3,007,502	1,839,618	2,267	2,781

Units sold/transferred	(450,076)	(1,337,748)	(10,778)	(649)

End of period	13,606,694	11,049,268	53,748	62,259

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,961)	$(3,883)	$20,176	$18,040

Net realized gain (loss)	746,070	330,030	396,399	252,618

Net change in unrealized appreciation (depreciation) on investments	(1,293,146)	362,361	(1,101,435)	493,947

Net increase (decrease) in net assets from operations	(550,037)	688,508	(684,860)	764,605

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	138,464	161,859	72,025	160,420

Net contractowner transfers between accounts	(208,887)	101,617	(35,485)	137,372

Withdrawals and death benefits (b)	(101,396)	(94,839)	(249,942)	(118,343)

Net increase (decrease) in net assets resulting from contractowner transactions	(171,819)	168,637	(213,402)	179,449

Net increase (decrease) in net assets	(721,856)	857,145	(898,262)	944,054

NET ASSETS

Beginning of period	3,618,436	2,761,291	3,799,460	2,855,406

End of period	$2,896,580	$3,618,436	$2,901,198	$3,799,460

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	31,476	29,870	33,474	31,963

Units purchased	1,446	1,497	821	1,572

Units sold/transferred	(2,803)	109	(2,684)	(61)

End of period	30,119	31,476	31,611	33,474

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth & Income Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$823,628	$734,866	$134	$(1,664)

Net realized gain (loss)	11,454,333	8,383,548	47,160	51,329

Net change in unrealized appreciation (depreciation) on investments	(35,723,449)	13,759,441	(157,747)	33,654

Net increase (decrease) in net assets from operations	(23,445,488)	22,877,855	(110,453)	83,319

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	8,159,615	8,664,577	105,811	64,069

Net contractowner transfers between accounts	(799,580)	1,316,688	10,584	108,861

Withdrawals and death benefits (b)	(1,773,718)	(2,634,620)	(227,035)	(14,943)

Net increase (decrease) in net assets resulting from contractowner transactions	5,586,317	7,346,645	(110,640)	157,987

Net increase (decrease) in net assets	(17,859,171)	30,224,500	(221,093)	241,306

NET ASSETS

Beginning of period	118,638,421	88,413,921	535,461	294,155

End of period	$100,779,250	$118,638,421	$314,368	$535,461

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	899,320	842,652	11,239	7,506

Units purchased	74,720	74,435	2,478	1,521

Units sold/transferred	(21,324)	(17,767)	(5,458)	2,212

End of period	952,716	899,320	8,259	11,239

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(4,218)	$(15,849)	$(6,011)	$(8,227)

Net realized gain (loss)	(11,880)	1,247,013	(88,035)	408,320

Net change in unrealized appreciation (depreciation) on investments	(975,197)	(890,673)	(325,996)	(209,323)

Net increase (decrease) in net assets from operations	(991,295)	340,491	(420,042)	190,770

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	157,452	178,805	77,879	65,458

Net contractowner transfers between accounts	63,579	(129,974)	(4,001)	(468,743)

Withdrawals and death benefits (b)	(62,282)	(179,653)	(30,982)	46,263

Net increase (decrease) in net assets resulting from contractowner transactions	158,749	(130,822)	42,896	(357,022)

Net increase (decrease) in net assets	(832,546)	209,669	(377,146)	(166,252)

NET ASSETS

Beginning of period	3,648,464	3,438,795	1,418,347	1,584,599

End of period	$2,815,918	$3,648,464	$1,041,201	$1,418,347

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	110,038	113,989	17,530	21,966

Units purchased	6,164	5,534	1,268	835

Units sold/transferred	452	(9,485)	(572)	(5,271)

End of period	116,654	110,038	18,226	17,530

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$106,204	$10,354	30,949	12,209

Net realized gain (loss)	1,358	48,519	(24,065)	99,834

Net change in unrealized appreciation (depreciation) on investments	(66,140)	23,120	(694,872)	86,953

Net increase (decrease) in net assets from operations	41,422	81,993	(687,988)	198,996

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	13,342	16,876	218,270	224,488

Net contractowner transfers between accounts	50,517	89,071	(12,584)	142,032

Withdrawals and death benefits (b)	18,129	(6,705)	(98,939)	(66,066)

Net increase (decrease) in net assets resulting from contractowner transactions	81,988	99,242	106,747	300,454

Net increase (decrease) in net assets	123,410	181,235	(581,241)	499,450

NET ASSETS

Beginning of period	267,779	86,544	3,616,095	3,116,645

End of period	$391,189	$267,779	$3,034,854	$3,616,095

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,473	5,535	118,806	109,127

Units purchased	565	917	8,549	7,597

Units sold/transferred	3,016	7,021	(5,493)	2,082

End of period	17,054	13,473	121,862	118,806

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$11,854	$11,494	$237,677	$294,569

Net realized gain (loss)	530,247	181,853	1,221,037	3,156,608

Net change in unrealized appreciation (depreciation) on investments	(1,110,098)	919,429	(4,090,244)	88,627

Net increase (decrease) in net assets from operations	(567,997)	1,112,776	(2,631,530)	3,539,804

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	98,317	124,532	860,203	1,052,560

Net contractowner transfers between accounts	94,585	(266,708)	354,120	(490,210)

Withdrawals and death benefits (b)	(90,474)	16,332	(2,285)	(543,681)

Net increase (decrease) in net assets resulting from contractowner transactions	102,428	(125,844)	1,212,038	18,669

Net increase (decrease) in net assets	(465,569)	986,932	(1,419,492)	3,558,473

NET ASSETS

Beginning of period	4,360,531	3,373,599	18,476,266	14,917,793

End of period	$3,894,962	$4,360,531	$17,056,774	$18,476,266

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	40,224	41,801	433,084	433,598

Units purchased	1,040	1,283	22,508	26,491

Units sold/transferred	(70)	(2,860)	10,420	(27,005)

End of period	41,194	40,224	466,012	433,084

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$37,803	$6,506	$68,281	$72,044

Net realized gain (loss)	(149,634)	4,466	500,132	670,270

Net change in unrealized appreciation (depreciation) on investments	(154,310)	(73,850)	(1,491,414)	189,409

Net increase (decrease) in net assets from operations	(266,141)	(62,878)	(923,001)	931,723

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	305,382	207,847	258,374	403,641

Net contractowner transfers between accounts	(11,801)	112,451	167,525	178,474

Withdrawals and death benefits (b)	(123,262)	(55,431)	(292,629)	(173,126)

Net increase (decrease) in net assets resulting from contractowner transactions	170,319	264,867	133,270	408,989

Net increase (decrease) in net assets	(95,822)	201,989	(789,731)	1,340,712

NET ASSETS

Beginning of period	3,857,124	3,655,135	8,220,929	6,880,217

End of period	$3,761,302	$3,857,124	$7,431,198	$8,220,929

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	137,823	128,846	190,118	181,025

Units purchased	11,527	7,403	6,827	9,784

Units sold/transferred	(5,234)	1,574	(2,135)	(691)

End of period	144,116	137,823	194,810	190,118

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$159,301	$162,795	$622,375	$598,634

Net realized gain (loss)	323,215	1,043,301	1,902,716	438,321

Net change in unrealized appreciation (depreciation) on investments	(1,925,534)	(231,181)	(3,116,430)	1,441,622

Net increase (decrease) in net assets from operations	(1,443,018)	974,915	(591,339)	2,478,577

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	421,267	482,228	1,718,648	1,897,617

Net contractowner transfers between accounts	580,354	(253,536)	429,722	(167,921)

Withdrawals and death benefits (b)	(124,247)	(343,065)	(952,721)	(630,020)

Net increase (decrease) in net assets resulting from contractowner transactions	877,374	(114,373)	1,195,649	1,099,676

Net increase (decrease) in net assets	(565,644)	860,542	604,310	3,578,253

NET ASSETS

Beginning of period	8,039,984	7,179,442	17,666,548	14,088,295

End of period	$7,474,340	$8,039,984	$18,270,858	$17,666,548

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	147,888	150,757	426,853	400,797

Units purchased	9,491	9,265	44,913	47,827

Units sold/transferred	10,576	(12,134)	(11,832)	(21,771)

End of period	167,955	147,888	459,934	426,853

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$31,022	$(20,493)	$270,918	$173,810

Net realized gain (loss)	(28,825)	(8,954)	2,353,537	794,116

Net change in unrealized appreciation (depreciation) on investments	(57,435)	2,340	(3,391,651)	2,336,569

Net increase (decrease) in net assets from operations	(55,238)	(27,107)	(767,196)	3,304,495

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	519,871	345,152	883,350	974,342

Net contractowner transfers between accounts	29,398	1,105,700	15,581	(987,111)

Withdrawals and death benefits (b)	(275,695)	(2,267,599)	(165,959)	(632,128)

Net increase (decrease) in net assets resulting from contractowner transactions	273,574	(816,747)	732,972	(644,897)

Net increase (decrease) in net assets	218,336	(843,854)	(34,224)	2,659,598

NET ASSETS

Beginning of period	3,388,937	4,232,791	15,482,357	12,822,759

End of period	$3,607,273	$3,388,937	$15,448,133	$15,482,357

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	132,633	164,093	205,541	215,865

Units purchased	20,887	13,576	12,744	14,188

Units sold/transferred	(9,791)	(45,036)	(1,375)	(24,512)

End of period	143,729	132,633	216,910	205,541

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA US Targeted Value Portfolio Sub-Account		DFA VIT Inflation Protected Securities Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$78,623	$84,804	$100,176	$53,883

Net realized gain (loss)	2,704,690	1,476,499	(30,379)	43,222

Net change in unrealized appreciation (depreciation) on investments	(3,258,220)	1,410,090	(250,315)	(26,587)

Net increase (decrease) in net assets from operations	(474,907)	2,971,393	(180,518)	70,518

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	531,076	706,354	18,575	28,279

Net contractowner transfers between accounts	(282,815)	(314,832)	42,796	289,189

Withdrawals and death benefits (b)	(93,749)	(1,016,726)	(37,824)	(3,296)

Net increase (decrease) in net assets resulting from contractowner transactions	154,512	(625,204)	23,547	314,172

Net increase (decrease) in net assets	(320,395)	2,346,189	(156,971)	384,690

NET ASSETS

Beginning of period	10,239,846	7,893,657	1,363,497	978,807

End of period	$9,919,451	$10,239,846	$1,206,526	$1,363,497

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	133,399	143,036	43,633	32,996

Units purchased	7,402	10,212	645	955

Units sold/transferred	(5,117)	(19,849)	155	9,682

End of period	135,684	133,399	44,433	43,633

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account		Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$45,509	$38,622	$15,280	$24,737

Net realized gain (loss)	44,283	30,511	54,815	(23,921)

Net change in unrealized appreciation (depreciation) on investments	(124,309)	75,611	(148,666)	171,694

Net increase (decrease) in net assets from operations	(34,517)	144,744	(78,571)	172,510

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	16,113	86,087	28,529	24,505

Net contractowner transfers between accounts	789,385	(77,436)	(5,281)	(96,222)

Withdrawals and death benefits (b)	(16,181)	(9,359)	(26,232)	(22,829)

Net increase (decrease) in net assets resulting from contractowner transactions	789,317	(708)	(2,984)	(94,546)

Net increase (decrease) in net assets	754,800	144,036	(81,555)	77,964

NET ASSETS

Beginning of period	1,036,918	892,882	1,028,732	950,768

End of period	$1,791,718	$1,036,918	$947,177	$1,028,732

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	25,206	26,041	23,458	25,904

Units purchased	437	2,258	703	605

Units sold/transferred	20,157	(3,093)	(745)	(3,051)

End of period	45,800	25,206	23,416	23,458

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account		Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(11,824)	$(15,295)	$(11,780)	$(21,142)

Net realized gain (loss)	233,833	775,065	84,791	697,234

Net change in unrealized appreciation (depreciation) on investments	(1,259,163)	(513,191)	(1,397,661)	13,448

Net increase (decrease) in net assets from operations	(1,037,154)	246,579	(1,324,650)	689,540

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	74,117	89,869	281,102	116,689

Net contractowner transfers between accounts	(139,931)	(505,099)	13,267	(174,640)

Withdrawals and death benefits (b)	(72,542)	62,007	(133,911)	(98,293)

Net increase (decrease) in net assets resulting from contractowner transactions	(138,356)	(353,223)	160,458	(156,244)

Net increase (decrease) in net assets	(1,175,510)	(106,644)	(1,164,192)	533,296

NET ASSETS

Beginning of period	3,050,169	3,156,813	3,812,398	3,279,102

End of period	$1,874,659	$3,050,169	$2,648,206	$3,812,398

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	29,607	33,596	19,581	20,662

Units purchased	1,034	906	1,905	656

Units sold/transferred	(3,005)	(4,895)	(875)	(1,737)

End of period	27,636	29,607	20,611	19,581

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$11,444	$(1,678)	$7,115	$3,554

Net realized gain (loss)	176,945	90,210	20,998	47,637

Net change in unrealized appreciation (depreciation) on investments	(277,317)	143,311	(84,142)	14,394

Net increase (decrease) in net assets from operations	(88,928)	231,843	(56,029)	65,585

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	42,424	80,068	54,387	95,240

Net contractowner transfers between accounts	212,273	59,497	527	(9,509)

Withdrawals and death benefits (b)	(41,773)	(1,139)	(20,090)	(23,992)

Net increase (decrease) in net assets resulting from contractowner transactions	212,924	138,426	34,824	61,739

Net increase (decrease) in net assets	123,996	370,269	(21,205)	127,324

NET ASSETS

Beginning of period	1,547,276	1,177,007	607,606	480,282

End of period	$1,671,272	$1,547,276	$586,401	$607,606

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	30,788	27,993	7,380	6,674

Units purchased	936	1,728	734	1,207

Units sold/transferred	3,602	1,067	(259)	(501)

End of period	35,326	30,788	7,855	7,380

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	John Hancock Emerging Markets Value Trust Sub-Account		LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021[i]

FROM OPERATIONS

Net investment income (loss)	$188,721	$103,100	$103,737	$56,019

Net realized gain (loss)	302,443	238,776	(97,673)	959

Net change in unrealized appreciation (depreciation) on investments	(1,168,675)	172,363	(560,030)	(45,422)

Net increase (decrease) in net assets from operations	(677,511)	514,239	(553,966)	11,556

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	562,416	659,963	206,818	206,645

Net contractowner transfers between accounts	386,911	(86,537)	121,613	3,654,907

Withdrawals and death benefits (b)	(171,190)	(471,010)	(80,735)	(36,364)

Net increase (decrease) in net assets resulting from contractowner transactions	778,137	102,416	247,696	3,825,188

Net increase (decrease) in net assets	100,626	616,655	(306,270)	3,836,744

NET ASSETS

Beginning of period	5,607,106	4,990,451	3,836,744	—

End of period	$5,707,732	$5,607,106	$3,530,474	$3,836,744

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	163,712	161,232	199,999	—

Units purchased	18,354	19,407	12,548	11,021

Units sold/transferred	7,495	(16,927)	2,813	188,978

End of period	189,561	163,712	215,360	199,999

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
i	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,876	$(5,124)	$29,719	$47,297

Net realized gain (loss)	(19,332)	2,472	57,935	104,836

Net change in unrealized appreciation (depreciation) on investments	(114,472)	(28,895)	(314,166)	90,753

Net increase (decrease) in net assets from operations	(125,928)	(31,547)	(226,512)	242,886

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	37,148	46,863	88,798	97,980

Net contractowner transfers between accounts	(107,675)	245,911	92,236	(14,830)

Withdrawals and death benefits (b)	(45,481)	(102,160)	(46,954)	(85,978)

Net increase (decrease) in net assets resulting from contractowner transactions	(116,008)	190,614	134,080	(2,828)

Net increase (decrease) in net assets	(241,936)	159,067	(92,432)	240,058

NET ASSETS

Beginning of period	1,672,471	1,513,404	2,014,814	1,774,756

End of period	$1,430,535	$1,672,471	$1,922,382	$2,014,814

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	64,538	57,462	62,233	62,336

Units purchased	1,534	1,822	3,094	3,181

Units sold/transferred	(6,171)	5,254	1,691	(3,284)

End of period	59,901	64,538	67,018	62,233

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,124	$7,894	$478	$4,487

Net realized gain (loss)	292,184	302,987	281,743	314,886

Net change in unrealized appreciation (depreciation) on investments	(567,688)	341,947	(877,376)	134,778

Net increase (decrease) in net assets from operations	(271,380)	652,828	(595,155)	454,151

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	97,179	109,005	85,198	70,709

Net contractowner transfers between accounts	(75,460)	(248,231)	(183,847)	(91,613)

Withdrawals and death benefits (b)	(61,766)	(112,374)	(62,424)	(50,041)

Net increase (decrease) in net assets resulting from contractowner transactions	(40,047)	(251,600)	(161,073)	(70,945)

Net increase (decrease) in net assets	(311,427)	401,228	(756,228)	383,206

NET ASSETS

Beginning of period	2,627,909	2,226,681	3,190,071	2,806,865

End of period	$2,316,482	$2,627,909	$2,433,843	$3,190,071

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	52,578	58,175	64,652	66,493

Units purchased	2,154	2,442	2,124	1,571

Units sold/transferred	(2,945)	(8,039)	(6,179)	(3,412)

End of period	51,787	52,578	60,597	64,652

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	MFS Growth Series—Initial Class Sub-Account		MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(832)	$(1,034)	$(5,162)	$(4,204)

Net realized gain (loss)	12,272	36,333	(5,040)	308,984

Net change in unrealized appreciation (depreciation) on investments	(75,801)	3,327	(301,930)	(38,298)

Net increase (decrease) in net assets from operations	(64,361)	38,626	(312,132)	266,482

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,415	6,812	65,494	87,707

Net contractowner transfers between accounts	—	(8,302)	(597,524)	493,945

Withdrawals and death benefits (b)	(2,811)	(4,703)	(18,692)	(93,277)

Net increase (decrease) in net assets resulting from contractowner transactions	2,604	(6,193)	(550,722)	488,375

Net increase (decrease) in net assets	(61,757)	32,433	(862,854)	754,857

NET ASSETS

Beginning of period	199,807	167,374	1,808,017	1,053,160

End of period	$138,050	$199,807	$945,163	$1,808,017

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,503	1,563	33,212	24,539

Units purchased	52	60	1,481	1,844

Units sold/transferred	(28)	(120)	(12,730)	6,829

End of period	1,527	1,503	21,963	33,212

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	MFS Utilities Series—Initial Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$27,120	$13,240	$680	$146

Net realized gain (loss)	141,247	60,384	585,070	34,014

Net change in unrealized appreciation (depreciation) on investments	(175,929)	53,446	(904,823)	705,502

Net increase (decrease) in net assets from operations	(7,562)	127,070	(319,073)	739,662

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	22,678	35,732	123,731	180,123

Net contractowner transfers between accounts	33,291	160,818	(2,109)	(175,034)

Withdrawals and death benefits (b)	(22,626)	(19,854)	(77,986)	56,591

Net increase (decrease) in net assets resulting from contractowner transactions	33,343	176,696	43,636	61,680

Net increase (decrease) in net assets	25,781	303,766	(275,437)	801,342

NET ASSETS

Beginning of period	1,131,259	827,493	$3,072,195	2,270,853

End of period	$1,157,040	$1,131,259	$2,796,758	$3,072,195

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	12,686	10,613	70,541	69,121

Units purchased	272	451	3,194	4,616

Units sold/transferred	6	1,622	(1,971)	(3,196)

End of period	12,964	12,686	71,764	70,541

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account		PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(801)	$(987)	$31,265	$55,103

Net realized gain (loss)	60,322	20,771	40,612	27,682

Net change in unrealized appreciation (depreciation) on investments	(137,044)	51,301	(136,035)	(3,995)

Net increase (decrease) in net assets from operations	(77,523)	71,085	(64,158)	78,790

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,472	16,087	39,269	23,358

Net contractowner transfers between accounts	(5,509)	(3,964)	11,620	(88,913)

Withdrawals and death benefits (b)	(19,248)	(8,277)	(118,647)	(12,117)

Net increase (decrease) in net assets resulting from contractowner transactions	(17,285)	3,846	(67,758)	(77,672)

Net increase (decrease) in net assets	(94,808)	74,931	(131,916)	1,118

NET ASSETS

Beginning of period	$386,741	311,810	568,020	566,902

End of period	$291,933	$386,741	$436,104	$568,020

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,602	5,562	22,176	25,637

Units purchased	128	257	1,715	980

Units sold/transferred	(482)	(217)	(4,268)	(4,441)

End of period	5,248	5,602	19,623	22,176

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$200,407	$21,568	$118,649	$112,590

Net realized gain (loss)	(130,644)	151,273	(175,631)	8,705

Net change in unrealized appreciation (depreciation) on investments	(129,513)	(20,831)	(438,573)	(208,019)

Net increase (decrease) in net assets from operations	(59,750)	152,010	(495,555)	(86,724)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	36,266	8,681	260,032	327,814

Net contractowner transfers between accounts	414,403	25,486	422,363	218,254

Withdrawals and death benefits (b)	28,439	(15,832)	(134,164)	(46,263)

Net increase (decrease) in net assets resulting from contractowner transactions	479,108	18,335	548,231	499,805

Net increase (decrease) in net assets	419,358	170,345	52,676	413,081

NET ASSETS

Beginning of period	612,235	441,890	3,069,641	2,656,560

End of period	$1,031,593	$612,235	$3,122,317	$3,069,641

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	27,605	26,469	91,851	77,302

Units purchased	1,405	433	9,272	9,772

Units sold/transferred	13,855	703	9,974	4,777

End of period	42,865	27,605	111,097	91,851

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$3,347	$16,422	$452,601	$302,765

Net realized gain (loss)	(38,778)	20,536	(110,130)	243,728

Net change in unrealized appreciation (depreciation) on investments	(5,090)	(55,719)	(1,241,981)	(216,868)

Net increase (decrease) in net assets from operations	(40,521)	(18,761)	(899,510)	329,625

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	18,286	22,319	483,053	592,081

Net contractowner transfers between accounts	29,373	(127,337)	(140,547)	760,811

Withdrawals and death benefits (b)	(8,437)	(6,376)	(302,428)	(248,691)

Net increase (decrease) in net assets resulting from contractowner transactions	39,222	(111,394)	40,078	1,104,201

Net increase (decrease) in net assets	(1,299)	(130,155)	(859,432)	1,433,826

NET ASSETS

Beginning of period	349,678	479,833	7,410,146	5,976,320

End of period	$348,379	$349,678	$6,550,714	$7,410,146

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,192	22,900	324,898	276,921

Units purchased	992	1,083	23,485	27,176

Units sold/transferred	1,193	(6,791)	(20,089)	20,801

End of period	19,377	17,192	328,294	324,898

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$96,503	$102,746	$(2,124)	$(2,777)

Net realized gain (loss)	983,401	425,279	67,342	58,632

Net change in unrealized appreciation (depreciation) on investments	(1,956,433)	879,788	(232,860)	90,452

Net increase (decrease) in net assets from operations	(876,529)	1,407,813	(167,642)	146,307

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	259,680	336,168	11,259	13,665

Net contractowner transfers between accounts	(270,064)	(312,243)	179	(26,627)

Withdrawals and death benefits (b)	(212,886)	179,013	(22,136)	(11,663)

Net increase (decrease) in net assets resulting from contractowner transactions	(223,270)	202,938	(10,698)	(24,625)

Net increase (decrease) in net assets	(1,099,799)	1,610,751	(178,340)	121,682

NET ASSETS

Beginning of period	7,922,582	6,311,831	721,830	600,148

End of period	$6,822,783	$7,922,582	$543,490	$721,830

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	116,489	113,436	6,858	7,149

Units purchased	4,381	5,486	144	144

Units sold/transferred	(7,763)	(2,433)	(239)	(435)

End of period	113,107	116,489	6,763	6,858

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account		PSF Natural Resources Portfolio—Class II Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(9,025)	$(10,202)	$(8,513)	$(5,334)

Net realized gain (loss)	76,170	189,598	130,795	93,569

Net change in unrealized appreciation (depreciation) on investments	(566,191)	76,931	33,455	39,610

Net increase (decrease) in net assets from operations	(499,046)	256,327	155,737	127,845

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	37,966	58,003	53,870	85,181

Net contractowner transfers between accounts	40,475	(119,194)	95,478	174,563

Withdrawals and death benefits (b)	(38,910)	(33,389)	(32,216)	119,898

Net increase (decrease) in net assets resulting from contractowner transactions	39,531	(94,580)	117,132	379,642

Net increase (decrease) in net assets	(459,515)	161,747	272,869	507,487

NET ASSETS

Beginning of period	1,878,747	1,717,000	890,155	382,668

End of period	$1,419,232	$1,878,747	$1,163,024	$890,155

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	31,016	32,888	18,240	9,730

Units purchased	814	1,000	992	1,856

Units sold/transferred	232	(2,872)	506	6,654

End of period	32,062	31,016	19,738	18,240

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PSF PGIM Jennison Value Portfolio—Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(1,214)	$(1,225)	$(3,196)	$(4,732)

Net realized gain (loss)	16,498	1,292	169,193	149,467

Net change in unrealized appreciation (depreciation) on investments	(22,500)	40,368	(315,880)	20,134

Net increase (decrease) in net assets from operations	(7,216)	40,435	(149,883)	164,869

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,075	4,039	49,788	28,598

Net contractowner transfers between accounts	115,716	(118)	(123,465)	212,275

Withdrawals and death benefits (b)	(34,449)	(2,297)	(16,060)	(21,692)

Net increase (decrease) in net assets resulting from contractowner transactions	85,342	1,624	(89,737)	219,181

Net increase (decrease) in net assets	78,126	42,059	(239,620)	384,050

NET ASSETS

Beginning of period	194,311	152,252	761,484	377,434

End of period	$272,437	$194,311	$521,864	$761,484

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,169	3,139	21,397	13,817

Units purchased	73	75	1,717	869

Units sold/transferred	1,522	(45)	(4,059)	6,711

End of period	4,764	3,169	19,055	21,397

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price ® Health Sciences Portfolio I Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,145)	$9,576	$(15,698)	$(15,566)

Net realized gain (loss)	114,233	12,826	33,630	302,542

Net change in unrealized appreciation (depreciation) on investments	(223,320)	235,441	(361,214)	(4,947)

Net increase (decrease) in net assets from operations	(111,232)	257,843	(343,282)	282,029

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	25,042	64,615	350,370	235,201

Net contractowner transfers between accounts	(40,547)	(32,593)	(74,120)	451,752

Withdrawals and death benefits (b)	(43,866)	(36,205)	(38,060)	5,832

Net increase (decrease) in net assets resulting from contractowner transactions	(59,371)	(4,183)	238,190	692,785

Net increase (decrease) in net assets	(170,603)	253,660	(105,092)	974,814

NET ASSETS

Beginning of period	1,190,764	937,104	2,858,123	1,883,309

End of period	$1,020,161	$1,190,764	$2,753,031	$2,858,123

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	45,574	46,149	48,062	35,727

Units purchased	1,106	2,648	6,977	4,143

Units sold/transferred	(3,312)	(3,223)	(1,805)	8,192

End of period	43,368	45,574	53,234	48,062

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	T. Rowe Price ® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund— Class 1 Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$34,996	$18,300	$76,611	$20,864

Net realized gain (loss)	(34,402)	30,042	90,802	314,835

Net change in unrealized appreciation (depreciation) on investments	(132,687)	(59,878)	(1,038,518)	(601,428)

Net increase (decrease) in net assets from operations	(132,093)	(11,536)	(871,105)	(265,729)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	144,997	176,152	175,503	212,761

Net contractowner transfers between accounts	74,643	44,374	(39,057)	82,689

Withdrawals and death benefits (b)	(62,875)	(14,118)	(76,053)	188,163

Net increase (decrease) in net assets resulting from contractowner transactions	156,765	206,408	60,393	483,613

Net increase (decrease) in net assets	24,672	194,872	(810,712)	217,884

NET ASSETS

Beginning of period	2,565,205	2,370,333	3,825,885	3,608,001

End of period	$2,589,877	$2,565,205	$3,015,173	$3,825,885

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	93,262	85,995	171,123	152,574

Units purchased	5,582	6,473	9,642	8,894

Units sold/transferred	385	794	(6,729)	9,655

End of period	99,229	93,262	174,036	171,123

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Equity Index Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$12,320	$12,642	$207,282	$165,478

Net realized gain (loss)	675,816	820,133	2,941,637	3,409,455

Net change in unrealized appreciation (depreciation) on investments	(1,544,644)	21,674	(8,623,600)	2,579,310

Net increase (decrease) in net assets from operations	(856,508)	854,449	(5,474,681)	6,154,243

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	511,738	323,981	1,408,218	1,368,771

Net contractowner transfers between accounts	58,786	(365,716)	238,872	(290,806)

Withdrawals and death benefits (b)	(225,053)	3,740	(969,731)	(374,235)

Net increase (decrease) in net assets resulting from contractowner transactions	345,471	(37,995)	677,359	703,730

Net increase (decrease) in net assets	(511,037)	816,454	(4,797,322)	6,857,973

NET ASSETS

Beginning of period	5,237,320	4,420,866	29,084,974	22,227,001

End of period	$4,726,283	$5,237,320	$24,287,652	$29,084,974

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	82,870	84,600	446,822	437,386

Units purchased	9,389	5,442	25,215	23,868

Units sold/transferred	(3,221)	(7,172)	(12,499)	(14,432)

End of period	89,038	82,870	459,538	446,822

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$160,074	$126,000	$66,631	$61,249

Net realized gain (loss)	(132,911)	13,067	1,904,861	1,838,078

Net change in unrealized appreciation (depreciation) on investments	(413,556)	(30,977)	(4,882,564)	832,562

Net increase (decrease) in net assets from operations	(386,393)	108,090	(2,911,072)	2,731,889

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	319,803	353,152	1,196,403	1,355,733

Net contractowner transfers between accounts	(155,329)	99,165	519,593	(204,115)

Withdrawals and death benefits (b)	(94,751)	(66,336)	(343,082)	(259,984)

Net increase (decrease) in net assets resulting from contractowner transactions	69,723	385,981	1,372,914	891,634

Net increase (decrease) in net assets	(316,670)	494,071	(1,538,158)	3,623,523

NET ASSETS

Beginning of period	3,916,631	3,422,560	14,722,393	11,098,870

End of period	$3,599,961	$3,916,631	$13,184,235	$14,722,393

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	110,878	99,957	260,417	242,971

Units purchased	10,000	10,226	25,492	26,237

Units sold/transferred	(7,693)	695	3,083	(8,791)

End of period	113,185	110,878	288,992	260,417

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Real Estate Index Portfolio Sub-Account		Vanguard VIF Small Company Growth Portfolio Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$83,138	$88,696	$(12,976)	$(9,683)

Net realized gain (loss)	671,360	417,319	1,143,180	631,940

Net change in unrealized appreciation (depreciation) on investments	(2,762,913)	1,596,011	(2,495,460)	17,941

Net increase (decrease) in net assets from operations	(2,008,415)	2,102,026	(1,365,256)	640,198

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	321,017	397,970	338,765	357,374

Net contractowner transfers between accounts	(291,710)	181,735	189,540	(385,000)

Withdrawals and death benefits (b)	5,580	(331,916)	(102,894)	(221,542)

Net increase (decrease) in net assets resulting from contractowner transactions	34,887	247,789	425,411	(249,168)

Net increase (decrease) in net assets	(1,973,528)	2,349,815	(939,845)	391,030

NET ASSETS

Beginning of period	7,671,733	5,321,918	5,164,547	4,773,517

End of period	$5,698,205	$7,671,733	$4,224,702	$5,164,547

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	165,944	160,695	89,104	93,630

Units purchased	8,610	10,180	7,413	6,322

Units sold/transferred	(6,232)	(4,931)	1,698	(10,848)

End of period	168,322	165,944	98,215	89,104

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account		VY CBRE Global Real Estate Portfolio— Class I Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$201,336	$220,163	$21,882	$19,013

Net realized gain (loss)	(747,830)	166,593	20,501	31,097

Net change in unrealized appreciation (depreciation) on investments	(1,567,791)	(741,515)	(281,358)	177,580

Net increase (decrease) in net assets from operations	(2,114,285)	(354,759)	(238,975)	227,690

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,170,127	2,130,579	41,405	46,762

Net contractowner transfers between accounts	(1,929,238)	252,271	10,365	(336)

Withdrawals and death benefits (b)	(651,691)	(584,313)	(22,932)	(12,131)

Net increase (decrease) in net assets resulting from contractowner transactions	(410,802)	1,798,537	28,838	34,295

Net increase (decrease) in net assets	(2,525,087)	1,443,778	(210,137)	261,985

NET ASSETS

Beginning of period	16,685,089	15,241,311	926,435	664,450

End of period	$14,160,002	$16,685,089	$716,298	$926,435

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	570,144	509,763	15,667	15,072

Units purchased	83,441	73,150	820	949

Units sold/transferred	(92,546)	(12,769)	(236)	(354)

End of period	561,039	570,144	16,251	15,667

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Wanger International Sub-Account		Wanger Select Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$3,894	$(583)	$(2,891)	$(4,691)

Net realized gain (loss)	133,052	106,325	(12,396)	144,296

Net change in unrealized appreciation (depreciation) on investments	(730,130)	155,356	(226,456)	(81,839)

Net increase (decrease) in net assets from operations	(593,184)	261,098	(241,743)	57,766

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	72,963	86,163	34,343	29,265

Net contractowner transfers between accounts	29,392	(163,703)	7,219	(275,787)

Withdrawals and death benefits (b)	(32,240)	3,135	(40,586)	(7,508)

Net increase (decrease) in net assets resulting from contractowner transactions	70,115	(74,405)	976	(254,030)

Net increase (decrease) in net assets	(523,069)	186,693	(240,767)	(196,264)

NET ASSETS

Beginning of period	1,729,331	1,542,638	683,862	880,126

End of period	$1,206,262	$1,729,331	$443,095	$683,862

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	16,576	17,537	8,272	11,157

Units purchased	1,023	883	592	359

Units sold/transferred	74	(1,844)	(537)	(3,244)

End of period	17,673	16,576	8,327	8,272

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended	concluded

	Wanger Acorn Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,603)	$1,397	$36,980	$28,817

Net realized gain (loss)	(118,817)	140,425	(15,748)	10,427

Net change in unrealized appreciation (depreciation) on investments	(99,332)	(89,750)	(124,325)	(33,060)

Net increase (decrease) in net assets from operations	(220,752)	52,072	(103,093)	6,184

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	16,450	18,459	22,635	38,208

Net contractowner transfers between accounts	11,709	(116,896)	(35,906)	(61,005)

Withdrawals and death benefits (b)	(16,009)	29,346	(39,981)	(11,595)

Net increase (decrease) in net assets resulting from contractowner transactions	12,150	(69,091)	(53,252)	(34,392)

Net increase (decrease) in net assets	(208,602)	(17,019)	(156,345)	(28,208)

NET ASSETS

Beginning of period	$642,953	659,972	$738,844	767,052

End of period	$434,351	$642,953	$582,499	$738,844

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,496	5,044	37,619	39,474

Units purchased	169	136	1,328	1,963

Units sold/transferred	(52)	(684)	(4,283)	(3,818)

End of period	4,613	4,496	34,664	37,619

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VLI-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on May 23, 2001 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

TIAA-CREF Life, a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of two different variable life insurance policies: the Intelligent Life Flexible Premium Individual Variable Universal Life Insurance Policy (referred to as “Intelligent Life VUL”) and the Intelligent Life Flexible Premium Last Survivor Variable Universal Life Insurance Policy (referred to as “Intelligent Life SVUL”). Premiums received from the policies are allocated to the investment accounts (“Sub-Accounts”) that invest in non-proprietary funds or TIAA-CREF Life Funds (collectively, the “Funds”). TIAA-CREF Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Accumulation Unit Values are calculated daily for each Sub-Account. The Intelligent Life products offer over 60 Sub-Accounts.

Effective May 1, 2022, the following Fund names have changed:

Current Fund	New Fund

VY Clarion Global Real Estate Portfolio—Class I Wanger USA	VY CBRE Global Real Estate Portfolio—Class I Wanger Acorn

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VLI-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-53

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

A description of the valuation techniques applied to the Sub-Accounts’ investments follow:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2022, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts for services required to administer the Sub-Accounts and the contracts and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks within the Intelligent Life Flexible Premium Variable Universal Life Sub-Accounts at an annual rate of 0.95% if the total investment value is less than $100,000; 0.65% if the investment value is $100,000 to $500,000; and 0.35% if the total investment value exceeds $500,000. For Policy Years 21 and greater, the annual rate will be 0.35% regardless of the value.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Flexible Premium Individual Variable Universal Life Expense Charges

TRANSACTION FEES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Premium Expense Charge[1]	Upon receipt of each Premium payment	6.0% of each Premium payment	4.0% of each Premium payment

Surrender Charge	Not applicable	None	None

Transfer Charge[2]	Upon transfer	$25 per transfer	$0

[1]

TIAA-CREF Life reserves the right to reduce or waive the Premium Expense Charge for particular contracts when we anticipate that our administration expenses will be lower. In addition, we reserve the right to waive the Premium Expense Charge for particular contracts when no premium tax is incurred.

[2]

TIAA-CREF Life does not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

The following table describes the fees and expenses that an owner will pay periodically during the time that he or she owns the Policy, not including the fees and expenses of the portfolios.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Unit Charge:[3]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.24–$1.20 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.60 per $1,000 of Face Amount (or increase in Face Amount)[4]

Charge for an Insured with Issue Age of 46 and a Face Amount of $250,000 during the first Policy Year	Monthly	$270 annually	$150 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00–$1.50 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.96 per $1,000 of Face Amount (or increase in Face Amount)[5]

Charge for Insureds with Issue Ages of 62 and a Face Amount of $1,000,000 during the first Policy Year	Monthly	$1,500 annually	$960 annually

[3]

The maximum guaranteed Policy Unit Charge varies based on the Issue Age, Face Amount, Policy Year, and whether the Policy is a Single Life or Last Survivor policy. The maximum guaranteed Policy Unit Charge shown in the table may not be typical of the charges you will pay. We reserve the right to reduce or waive the Policy Unit Charge for particular contracts when we anticipate that our administration expenses will be lower. For more information regarding the maximum guaranteed Policy Unit Charge, please see “Charges and Deductions—Monthly Charge—Policy Unit Charge.”

[4]	Currently, the Policy Unit Charge is deducted from single life Policies only during the first 15 Policy Years (or 15 years following an increase in Face Amount).
[5]	Currently, the Policy Unit Charge is deducted from last survivor Policies only during the first 20 Policy Years (or 20 years following an increase in Face Amount).

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Fee:[6]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	$72-$600 annually	$72-$600 annually

Charge for an Insured with Issue Age of 46 and during the first Policy Year	Monthly	$300 annually	$300 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	$72–$996 annually	$72–$996 annually

Charge for Insureds with Issue Ages of 62 during the first Policy Year	Monthly	$996 annually	$996 annually

Cost of Insurance:[7]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$1,000 per $1,000 of net amount at risk	Annual rate of $0.19–$265.42[8] per $1,000 of net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year	Monthly	Annual rate of $3.73 per $1,000 of net amount at risk	Annual rate of $1.72 per $1,000 of net amount at risk

[6]

Policy fees vary based on Issue Age, Policy Year, and whether the policy is a Single Life or Last Survivor policy. We reserve the right to reduce or waive the Policy Fee for particular contracts when we anticipate that our administration expenses will be lower. The policy fees shown in the table may not be typical of the charges you will pay. For more information regarding the policy fees, please see “Charges and Deductions.”

[7]

Cost of insurance charges vary based on the Issue Age, sex (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount and whether the policy is a Single Life or Last Survivor policy. The charge generally increases as the Issue Age increases. The net amount at risk is equal to: the death benefit divided by an interest discount factor on the Monthly Charge Date; minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, Face Amount, planned Premiums, and Riders requested.

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $1,000 per $1,000 of net amount at risk	Annual rate of $0.00 to $265.42[8] per $1,000 of net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year	Monthly	Annual rate of $0.17 per $1,000 of net amount at risk	Annual rate of $0.07 per $1,000 of net amount at risk

Mortality and Expense Risk Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.10%

Administrative Expense Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.20%

Loan Interest Spread	Daily	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter[9]	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[9]

The guaranteed maximum loan interest spread is the maximum difference between the interest we charge you for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated see “Loans” and “Charges and Deductions—Loan Interest Charge.”

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Optional Charges:[10]

Accelerated Death Benefit Charge	At the time accelerated death benefit is paid	$200.[11] In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.	$0. In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Automatic Increase Rider:[12]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.24–$1.20 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.68–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.60 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.19–$265.428[8] per $1,000 increase in net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 and an increase in Face Amount of $12,500 during the Second Policy Year	Monthly	Policy Unit Charge: $13.50 annually Cost of Insurance Charge: Annual rate of $4.03 per $1,000 of increase in net amount at risk	Policy Unit Charge: $7.50 annually Cost of Insurance Charge: Annual rate of $1.92 per $1,000 of increase in net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[10]

The charges for these Riders may vary based on the Insured’s Issue Age, sex (in most states), Underwriting Class, Policy Value, Policy Year, Face Amount, death benefit option, net amount at risk, and whether the policy is a Single Life or Last Survivor policy. The charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning your charges is available on request from our Administrative Office.

[11]	This amount may be lower depending on the laws of your state.
[12]	The costs of the Automatic Increase Rider are the incremental Cost of Insurance and Policy Unit Charges associated with the increases. These charges will be at the same rate as the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.00–$1.50 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.96 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$265.42[8] per $1,000 increase in net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 and an increase in Face Amount of $50,000 during the Second Policy Year	Monthly	Policy Unit Charge: $75.00 annually Cost of Insurance Charge: Annual rate of $0.58 per $1,000 increase in net amount at risk	Policy Unit Charge: $48 annually Cost of Insurance Charge: Annual rate of $0.23 per $1,000 increase in net amount at risk

Four-Year Term Benefit Rider:[13]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$156.29[8] per $1,000 of increased net amount at risk	Annual rate of $0.20–$74.82[8] per $1,000 of increased net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year.	Monthly	Annual rate of $3.73 per $1,000 of increased net amount at risk	Annual rate of $1.72 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[13]

The costs of the Four-Year Term Benefit Rider are the Cost of Insurance Charges arising from the four-year term insurance. These Cost of Insurance charges will be at a rate equal to the greater of the Cost of Insurance rate of the base policy or an annual rate of $0.20 per $1,000 of net amount at risk. The Cost of Insurance Charges for the Four-Year Term Benefit Rider will not exceed the guaranteed maximum rate for the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $93.31[8] per $1,000 of increased net amount at risk	Annual rate of $0.00 to $16.18[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year.	Monthly	Annual rate of $0.17 per $1,000 of increased net amount at risk	Annual rate of $0.17 per $1,000 of increased net amount at risk

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

SINGLE LIFE POLICY

Waiver of Monthly Charges Rider:

Minimum and Maximum Charge	Monthly	3.0%–10.0% of monthly deduction	3.0%–10.0% of monthly deduction

Charge for a male Insured with Issue Age of 46	Monthly	5.5% of monthly deduction	5.5% of monthly deduction

LAST SURVIVOR POLICY

Policy Split Rider		No Charge	No Charge

Guaranteed Minimum Death Rider		No Charge	No Charge

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Single Life Term Rider:

Minimum and Maximum Charge	Monthly	The maximum Policy Unit Charge is the same as on the base Policy ($0.00–$1.50 per $1,000 of Face Amount). The maximum annual Cost of Insurance Charge ranges from $1.25 to $125.71[8] per $1,000 of increased net amount at risk	The current Policy Unit Charge is the same as on the base Policy ($0.96 per $1,000 of Face Amount)[14]. The current annual Cost of Insurance Charge ranges from $0.52 to $87.00[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male Insured with an Issue Age of 62 and a Face Amount of $500,000 during the First Policy Year.	Monthly	The maximum Policy Unit Charge is $750 annually. The maximum Cost of Insurance Charge is an annual rate of $16.26 per $1,000 of increased net amount at risk	The current Policy Unit Charge is $480 annually. The current Cost of Insurance Charge is an annual rate of $9.74 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[14]	Currently, the Policy Unit Charge on the Single Life Term Rider is deducted only during the first 20 Policy Years.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Intelligent Life Flexible Premium Variable Universal Life Expense Charges

TRANSACTION FEES

The following table describes the fees and expenses that an owner will pay at the time he or she buys the policy, surrenders the policy, or transfers policy value among the allocation options.

		Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Premium Tax Charge	Upon receipt of each Premium payment	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%

Surrender Charge	Not Applicable	$0	$0

Partial Withdrawal Charge	At the time of each withdrawal	$20	$20

Transfer Charge*	Upon transfer	$25 per transfer	$0

*

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The following table describes the fees and expenses that an owner will pay periodically during the time he or she owns the policy, not including the fees and expenses of the Portfolios.

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Policy Fee:

SINGLE LIFE POLICY	Monthly	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Cost of Insurance:[1]

SINGLE LIFE POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $0.18 Maximum $1,000 Example[2] $2.67	Minimum $0.18 Maximum $1,000 Example[2] $1.22

LAST SURVIVOR POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[1]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount, and whether the Policy is a single life or last survivor Policy. The charge generally increases as the Issue Age(s) increase. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to Your Policy, and more detailed information concerning your cost of insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insureds’ ages and Underwriting Classes, the death benefit option, Face Amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[2]	Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).
[3]

Charge for a preferred non-tobacco underwriting risk Male/Female couple with Issue Ages of 58 & 55, respectively, and $1.5 million of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Mortality and Expense Risk Charge	Daily, applied to total value in all Investment Accounts	Annual rate of 0.95% for Policy Years 1–20 and 0.35% for Policy Years 21 and later

Annual rate is4 :

• 0.95% if total value in all Investment Accounts is less than $100,000;

• 0.65% if total value in all Investment Accounts is from $100,000 to $500,000; and

• 0.35% if total value in all Investment Accounts is over $500,000.

Regardless of value, the annual rate will be 0.35% in Policy Years 21 and later.

Loan Interest Charge	Daily, charged against the Outstanding Loan Amount plus accrued interest	Annual rate of 5.00%[5]	Annual rate of 5.00%[5]

Extended Maturity Benefit		No Charge	No Charge

Reinstatement Interest Charge	Upon reinstatement of a lapsed Policy	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.

Optional Charges:[7]

Accelerated Death Benefit Charge	At the time the accelerated death benefit is paid	$200.[8] In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.	$0. In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.

Charitable Giving Benefit Rider		No Charge	No Charge

Over loan Protection Endorsement		No Charge[9]	No Charge[9]

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Waiver of Monthly Charges Rider:

SINGLE LIFE POLICY	Monthly. (Rate is a percentage of the monthly COI deduction)	Minimum 3.00% Maximum 18.39% Example[3] 7.46%	Minimum 3.00% Maximum 18.39% Example[3] 7.46%

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Level Cost of Insurance (“COI”) Endorsement:

SINGLE LIFE POLICY	Monthly. (Cost of Insurance rate is an annual amount per $1,000 of the Net Amount at Risk.)	Minimum $0.26 Maximum $133.60 Example[10] $2.67	Minimum $0.26 Maximum $59.43 Example[10] $1.16

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Policy Split Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY		No Charge	No Charge

Estate Transfer Protection Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY

Cost of Insurance[1]

(Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[4]	The rate will be reviewed on each Monthly Charge Date. The value in the Fixed Account is not included.
[5]

The guaranteed maximum loan interest spread is therefore 0.65% annually. This is the maximum difference between the interest we charge You for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated, please see “Loans” and “Charges and Deductions—Loan Interest Charge.”

[6]

Your current loan interest spread will vary based upon your Policy Year. The loan interest spread for Policy Years 1–10 is 0.65% annually and the loan interest spread for Policy Years 11 and later is 0.20% annually. Due to the reduced loan interest spread, the tax consequences associated with loans outstanding after Policy Year 10 are unclear and a tax adviser should be consulted about these consequences.

[7]

These charges may vary based on the Issue Age(s) of the Insured(s), gender (in most states), Underwriting Class(es), Policy Value, Policy Year, Face Amount, death benefit option, Net Amount at Risk, and whether the Policy is a single life or last survivor Policy. The charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed charges applicable to Your Policy, and more detailed information concerning Your charges is available upon request from our Administrative Office.

[8]	This amount may be lower depending on the laws of your state.
[9]	There is no specific charge but the Policy Value will be reduced when the Overloan conditions are met.
[10]

Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk), under a 10-year option.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. TIAA-CREF Life provides all administrative services for the Sub-Accounts. TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA, performs distribution functions for the contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2022 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$509,212	$1,291,964

TIAA-CREF Life Core Bond	1,452,185	1,079,977

TIAA-CREF Life Growth Equity	3,169,867	2,677,537

TIAA-CREF Life Growth & Income	3,377,769	2,286,017

TIAA-CREF Life International Equity	3,235,465	3,303,903

TIAA-CREF Life Large-Cap Value	1,540,930	1,318,167

TIAA-CREF Life Money Market	13,471,982	10,602,185

TIAA-CREF Life Real Estate	3,574,130	3,822,168

TIAA-CREF Life Small Cap Equity	1,242,575	911,011

TIAA-CREF Life Social Choice Equity	1,820,127	1,661,179

TIAA-CREF Life Stock Index	44,330,839	35,710,333

Calamos Growth & Income Portfolio	305,890	374,167

ClearBridge Variable Aggressive Growth Portfolio—Class I	1,518,527	978,386

ClearBridge Variable Small Cap Growth Portfolio—Class I	457,324	401,901

Credit Suisse Trust-Commodity Return Strategy Portfolio	783,703	595,511

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Sub-Accounts	Purchases	Sales

Delaware VIP International Series—Standard Class	$1,546,948	$1,136,566

Delaware VIP Small Cap Value Series—Standard Class	1,393,336	1,002,689

DFA VA Equity Allocation Portfolio	6,905,543	4,992,151

DFA VA Global Bond Portfolio	2,520,967	2,312,845

DFA VA Global Moderate Allocation Portfolio	5,683,316	5,372,729

DFA VA International Small Portfolio	3,757,230	2,585,912

DFA VA International Value Portfolio	9,441,973	7,423,776

DFA VA Short-Term Fixed Portfolio	1,602,643	1,298,048

DFA VA US Large Value Portfolio	8,872,855	7,678,862

DFA VA US Targeted Value Portfolio	5,448,045	4,433,528

DFA VIT Inflation Protected Securities Portfolio	567,539	443,816

Franklin Income VIP Fund—Class 1	1,320,511	466,102

Franklin Mutual Shares VIP Fund—Class 1	368,878	249,827

Franklin Small-Mid Cap Growth VIP Fund—Class 1	963,551	630,474

Janus Henderson Forty Portfolio—Institutional Shares	1,776,531	1,169,141

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	1,262,462	928,822

Janus Henderson Overseas Portfolio—Institutional Shares	212,413	170,473

John Hancock Emerging Markets Value Trust	2,592,639	1,625,781

LVIP Delaware Diversified Income Fund—Standard Class	1,096,919	737,978

Matson Money Fixed Income VI Portfolio	306,324	414,456

Matson Money International Equity VI Portfolio	437,312	254,414

Matson Money U.S. Equity VI Portfolio	504,405	328,175

MFS Global Equity Series—Initial Class	1,385,518	1,285,479

MFS Growth Series—Initial Class	73,228	53,484

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	1,469,557	1,833,476

MFS Utilities Series—Initial Class	722,041	608,305

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	1,305,216	832,404

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	171,134	159,901

PIMCO VIT All Asset Portfolio—Institutional Class	253,641	255,602

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	2,514,403	1,834,888

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	1,465,250	798,370

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	252,203	204,890

PIMCO VIT Real Return Portfolio—Institutional Class	3,403,553	2,910,874

PVC Equity Income Account—Class 1	2,368,289	1,705,955

PVC MidCap Account—Class 1	229,480	182,646

PSF PGIM Jennison Focused Blend Portfolio—Class II	263,725	233,218

PSF Natural Resources Portfolio—Class II	2,443,389	2,334,770

PSF PGIM Jennison Value Portfolio—Class II	119,102	34,974

Royce Capital Fund Micro-Cap Portfolio—Investment Class	408,942	335,109

Royce Capital Fund Small-Cap Portfolio—Investment Class	483,702	527,317

T. Rowe Price® Health Sciences Portfolio I	1,978,335	1,711,430

T. Rowe Price® Limited-Term Bond Portfolio	1,350,022	1,154,201

Templeton Developing Markets VIP Fund—Class 1	1,478,176	1,099,151

Vanguard VIF Capital Growth Portfolio	2,300,499	1,498,668

Vanguard VIF Equity Index Portfolio	15,229,098	13,196,273

Vanguard VIF High Yield Bond Portfolio	1,480,952	1,251,154

Vanguard VIF Mid-Cap Index Portfolio	8,566,539	5,791,256

Vanguard VIF Real Estate Index Portfolio	2,406,239	2,025,460

Vanguard VIF Small Company Growth Portfolio	3,281,405	1,673,092

Vanguard VIF Total Bond Market Index Portfolio	6,945,075	7,054,333

VY CBRE Global Real Estate Portfolio—Class I	266,368	174,845

Wanger International	863,318	565,132

Wanger Select	426,375	200,500

Wanger Acorn	544,464	368,597

Western Asset Variable Global High Yield Bond Portfolio—Class I	107,752	124,024

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Note 5—condensed financial information

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Balanced Sub-Account
2022	51	$42.08 to $44.11	$34.77 to $35.70	$1,810	2.60%	0.65% to 0.95%	(17.38)% to (17.13)%
2021	78	$38.69 to $40.32	$42.08 to $44.11	$3,396	1.83%	0.35% to 0.95%	8.75% to 9.40%
2020	75	$34.22 to $35.44	$38.69 to $40.32	$2,999	2.32%	0.35% to 0.95%	13.08% to 13.76%
2019	51	$29.07 to $29.94	$34.22 to $35.44	$1,780	2.31%	0.36% to 0.95%	17.69% to 18.40%
2018	44	$31.05 to $31.78	$29.07 to $29.94	$1,305	0.02%	0.35% to 0.96%	(6.37)% to (5.80)%

TIAA-CREF Life Core Bond Sub-Account
2022	136	$40.10 to $44.17	$34.47 to $38.20	$5,053	2.21%	0.35% to 0.95%	(14.03)% to (13.51)%
2021	130	$40.88 to $44.76	$40.10 to $44.17	$5,565	2.15%	0.35% to 0.95%	(1.92)% to (1.33)%
2020	94	$38.27 to $41.65	$40.88 to $44.76	$4,023	2.97%	0.35% to 0.95%	6.84% to 7.48%
2019	105	$35.29 to $38.18	$38.27 to $41.65	$4,176	2.92%	0.35% to 0.95%	8.44% to 9.09%
2018	108	$35.91 to $38.62	$35.29 to $38.18	$3,976	2.29%	0.35% to 0.96%	(1.73)% to (1.14)%

TIAA-CREF Life Growth Equity Sub-Account
2022	151	$84.67 to $95.95	$56.26 to $64.17	$9,357	0.00%	0.30% to 0.95%	(33.55)% to (33.12)%
2021	160	$73.58 to $82.85	$84.67 to $95.95	$14,827	0.26%	0.30% to 0.95%	15.07% to 15.82%
2020	149	$51.60 to $57.72	$73.58 to $82.85	$11,921	0.34%	0.30% to 0.95%	42.61% to 43.53%
2019	134	$39.85 to $44.28	$51.60 to $57.72	$7,453	0.43%	0.30% to 0.95%	29.49% to 30.34%
2018	141	$40.31 to $44.51	$39.85 to $44.28	$6,052	0.35%	0.30% to 0.95%	(1.16)% to (0.51)%

TIAA-CREF Life Growth & Income Sub-Account
2022	97	$109.72 to $129.11	$84.51 to $100.10	$9,106	0.75%	0.30% to 0.95%	(22.97)% to (22.47)%
2021	97	$88.49 to $103.46	$109.72 to $129.11	$11,836	0.79%	0.30% to 0.95%	23.99% to 24.80%
2020	97	$74.17 to $86.16	$88.49 to $103.46	$9,437	1.31%	0.30% to 0.95%	19.30% to 20.08%
2019	95	$57.56 to $66.42	$74.17 to $86.16	$7,686	1.01%	0.30% to 0.95%	28.87% to 29.71%
2018	103	$62.65 to $71.83	$57.56 to $66.42	$6,470	0.88%	0.30% to 0.96%	(8.13)% to (7.53)%

TIAA-CREF Life International Equity Sub-Account
2022	328	$37.46 to $44.79	$30.90 to $37.20	$11,041	3.21%	0.30% to 0.95%	(17.49)% to (16.95)%
2021	339	$34.11 to $40.53	$37.46 to $44.79	$13,893	1.11%	0.30% to 0.95%	9.80% to 10.51%
2020	308	$29.86 to $35.25	$34.11 to $40.53	$11,410	1.67%	0.30% to 0.95%	14.25% to 14.94%
2019	299	$24.49 to $28.72	$29.86 to $35.25	$9,635	2.10%	0.30% to 0.95%	21.91% to 22.70%
2018	288	$32.36 to $37.70	$24.49 to $28.72	$7,582	1.04%	0.30% to 0.96%	(24.31)% to (23.81)%

TIAA-CREF Life Large-Cap Value Sub-Account
2022	44	$95.02 to $104.66	$87.44 to $96.89	$4,057	1.28%	0.35% to 0.95%	(7.97)% to (7.42)%
2021	43	$75.62 to $82.80	$95.02 to $104.66	$4,381	1.37%	0.35% to 0.95%	25.65% to 26.41%
2020	44	$73.40 to $79.89	$75.62 to $82.80	$3,523	2.04%	0.35% to 0.95%	3.02% to 3.64%
2019	41	$57.59 to $62.31	$73.40 to $79.89	$3,166	1.75%	0.35% to 0.95%	27.45% to 28.21%
2018	45	$67.71 to $72.81	$57.59 to $62.31	$2,675	1.40%	0.35% to 0.96%	(14.95)% to (14.43)%

TIAA-CREF Life Money Market Sub-Account
2022	13,607	$1.02 to $1.12	$1.03 to $1.13	$14,690	1.50%	0.35% to 0.95%	0.51% to 1.11%
2021	11,049	$1.03 to $1.13	$1.02 to $1.12	$11,820	0.00%	0.35% to 0.95%	(0.95)% to (0.36)%
2020	10,547	$1.04 to $1.13	$1.03 to $1.13	$11,317	0.48%	0.35% to 0.95%	(0.54)% to 0.06%
2019	14,488	$1.03 to $1.11	$1.04 to $1.13	$15,723	2.05%	0.35% to 0.95%	1.13% to 1.73%
2018	12,662	$1.02 to $1.09	$1.03 to $1.11	$13,511	1.74%	0.35% to 0.96%	0.75% to 1.36%

TIAA-CREF Life Real Estate Securities Sub-Account
2022	54	$109.73 to $120.87	$77.58 to $85.97	$4,446	1.50%	0.35% to 0.95%	(29.30)% to (28.87)%
2021	62	$79.40 to $86.93	$109.73 to $120.87	$7,313	1.50%	0.35% to 0.95%	38.21% to 39.04%
2020	60	$79.15 to $86.14	$79.40 to $86.93	$5,052	2.38%	0.35% to 0.95%	0.31% to 0.91%
2019	48	$60.84 to $65.82	$79.15 to $86.14	$3,987	2.05%	0.35% to 0.95%	30.09% to 30.88%
2018	46	$64.14 to $68.97	$60.84 to $65.82	$2,905	2.01%	0.35% to 0.96%	(5.14)% to (4.56)%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Small-Cap Equity Sub-Account
2022		30	$108.42 to $119.42	$90.61 to $100.41	$2,897	0.49%	0.35% to 0.95%	(16.42)% to (15.92)%
2021		31	$87.73 to $96.06	$108.42 to $119.42	$3,618	0.48%	0.35% to 0.95%	23.58% to 24.32%
2020		30	$78.52 to $85.46	$87.73 to $96.06	$2,761	0.86%	0.35% to 0.95%	11.73% to 12.41%
2019		29	$64.07 to $69.31	$78.52 to $85.46	$2,351	0.57%	0.35% to 0.95%	22.55% to 23.29%
2018		27	$73.54 to $79.08	$64.07 to $69.31	$1,794	0.59%	0.35% to 0.96%	(12.88)% to (12.36)%

TIAA-CREF Life Social Choice Equity Sub-Account
2022		32	$101.83 to $124.01	$82.88 to $101.60	$2,901	1.21%	0.30% to 0.95%	(18.61)% to (18.07)%
2021		33	$81.36 to $98.44	$101.83 to $124.01	$3,799	1.07%	0.30% to 0.95%	25.16% to 25.97%
2020		32	$68.18 to $81.97	$81.36 to $98.44	$2,855	1.64%	0.30% to 0.95%	19.33% to 20.11%
2019		31	$52.39 to $62.57	$68.18 to $81.97	$2,330	1.58%	0.30% to 0.95%	16.11% to 30.99%
2018		34	$56.00 to $66.45	$52.39 to $62.57	$1,982	1.73%	0.30% to 0.96%	(6.44)% to (5.83)%

TIAA-CREF Life Stock Index Sub-Account
2022		953	$122.62 to $153.86	$98.16 to $123.98	$100,779	1.35%	0.30% to 0.95%	(19.95)% to (19.43)%
2021		899	$98.54 to $122.85	$122.62 to $153.86	$118,638	1.26%	0.30% to 0.95%	24.44% to 25.25%
2020		843	$82.38 to $102.03	$98.54 to $122.85	$88,414	1.76%	0.30% to 0.95%	19.62% to 20.40%
2019		747	$63.57 to $78.23	$82.38 to $102.03	$65,004	1.72%	0.30% to 0.95%	29.58% to 30.42%
2018		582	$67.76 to $82.84	$63.57 to $78.23	$39,095	1.60%	0.30% to 0.96%	(6.18)% to (5.56)%

Calamos Growth & Income Portfolio Sub-Account
2022		8	$46.07 to $48.34	$36.93 to $38.87	$314	0.68%	0.65% to 0.95%	(19.83)% to (19.59)%
2021		11	$38.31 to $40.08	$46.07 to $48.34	$535	0.39%	0.65% to 0.95%	20.25% to 20.61%
2020		8	$31.59 to $32.95	$38.31 to $40.08	$294	0.46%	0.65% to 0.95%	21.27% to 21.64%
2019		13	$25.40 to $27.47	$31.59 to $32.95	$436	1.51%	0.65% to 0.95%	24.37% to 24.75%
2018		18	$26.82 to $28.84	$25.40 to $27.47	$483	1.29%	0.35% to 0.95%	(5.30)% to (4.72)%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2022		117	$31.43 to $34.32	$22.91 to $25.17	$2,816	0.46%	0.35% to 0.95%	(27.11)% to (26.67)%
2021		110	$28.77 to $31.23	$31.43 to $34.32	$3,648	0.16%	0.35% to 0.95%	9.26% to 9.91%
2020		114	$24.61 to $26.55	$28.77 to $31.23	$3,439	0.84%	0.35% to 0.95%	16.90% to 17.61%
2019		113	$19.86 to $21.30	$24.61 to $26.55	$2,914	1.02%	0.35% to 0.95%	23.89% to 24.64%
2018		108	$21.88 to $23.33	$19.86 to $21.30	$2,239	0.63%	0.35% to 0.96%	(9.22)% to (8.67)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2022		18	$76.02 to $83.65	$53.58 to $58.99	$1,041	0.00%	0.35% to 0.95%	(29.52)% to (29.31)%
2021		18	$68.15 to $74.54	$76.02 to $83.65	$1,418	0.00%	0.35% to 0.95%	11.55% to 12.22%
2020		22	$48.03 to $52.21	$68.15 to $74.54	$1,585	0.00%	0.35% to 0.95%	41.91% to 42.76%
2019		13	$38.22 to $41.30	$48.03 to $52.21	$647	0.00%	0.35% to 0.95%	25.67% to 26.43%
2018		13	$37.30 to $40.07	$38.22 to $41.30	$512	0.00%	0.35% to 0.96%	2.45% to 3.07%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2022		17	$19.67 to $20.16	$22.61 to $23.24	$391	17.24%	0.65% to 0.95%	14.94% to 15.28%
2021		13	$15.53 to $15.87	$19.67 to $20.16	$268	1.68%	0.65% to 0.95%	26.69% to 27.07%
2020		6	$15.91 to $16.21	$15.53 to $15.87	$87	5.49%	0.65% to 0.95%	(2.41)% to (2.12)
2019		1	$15.06 to $15.29	$15.91 to $16.21	$17	0.87%	0.65% to 0.95%	5.68% to 6.00%
2018		1	$17.21 to $17.64	$15.06 to $15.29	$15	3.02%	0.65% to 0.95%	(12.50)% to (12.23)%

Delaware VIP International Series—Standard Class Sub-Account
2021		122	$28.63 to $31.51	$23.44 to $25.95	$3,035	1.53%	0.35% to 0.95%	(18.11)% to (17.62)%
2021		119	$27.05 to $29.58	$28.63 to $31.51	$3,616	0.92%	0.35% to 0.95%	5.86% to 6.49%
2020	(U)	109	$26.58 to $29.06	$27.05 to $29.58	$3,117	0.00%	0.41% to 1.12%	1.17% to 1.20%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2022		41	$101.21 to $111.38	$88.14 to $97.57	$3,895	0.82%	0.35% to 0.95%	(12.92)% to (12.40)%
2021		40	$76.02 to $83.15	$101.21 to $111.38	$4,361	0.81%	0.35% to 0.95%	33.15% to 33.95%
2020		42	$78.23 to $85.06	$76.02 to $83.15	$3,374	1.34%	0.35% to 0.95%	(2.83)% to (2.25)%
2019		41	$61.63 to $66.61	$78.23 to $85.06	$3,411	1.05%	0.35% to 0.95%	26.93% to 27.69%
2018		39	$74.71 to $80.26	$61.63 to $66.61	$2,520	0.83%	0.35% to 0.96%	(17.51)% to (17.01)%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VA Equity Allocation Portfolio Sub-Account
2022	466	$41.69 to $42.83	$35.65 to $36.84	$17,057	1.86%	0.35% to 0.95%	(14.50)% to (13.98)%
2021	433	$33.84 to $34.56	$41.69 to $42.83	$18,476	2.18%	0.35% to 0.95%	23.20% to 23.94%
2020	434	$30.46 to $30.92	$33.84 to $34.56	$14,918	1.78%	0.35% to 0.95%	11.10% to 11.77%
2019	420	$24.42 to $24.64	$30.46 to $30.92	$12,929	1.90%	0.35% to 0.95%	24.72% to 25.47%
2018	385	$27.77 to $27.85	$24.42 to $24.64	$9,466	2.34%	0.35% to 0.96%	(12.04)% to (11.50)%

DFA VA Global Bond Portfolio Sub-Account
2022	144	$27.00 to $28.61	$25.05 to $26.70	$3,761	1.60%	0.35% to 0.95%	(7.22)% to (6.66)%
2021	138	$27.54 to $29.01	$27.00 to $28.61	$3,857	0.75%	0.35% to 0.95%	(1.98)% to (1.39)%
2020	129	$27.40 to $28.69	$27.54 to $29.01	$3,655	0.03%	0.35% to 0.95%	0.50% to 1.10%
2019	118	$26.55 to $27.64	$27.40 to $28.69	$3,307	2.86%	0.35% to 0.95%	3.20% to 3.82%
2018	101	$26.35 to $27.26	$26.55 to $27.64	$2,745	4.37%	0.35% to 0.96%	0.78% to 1.39%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2022	195	$41.92 to $44.03	$36.97 to $39.06	$7,431	1.53%	0.35% to 0.95%	(11.80)% to (11.27)%
2021	190	$37.06 to $38.68	$41.92 to $44.03	$8,221	1.52%	0.35% to 0.95%	13.12% to 13.80%
2020	181	$33.62 to $34.88	$37.06 to $38.68	$6,880	1.24%	0.35% to 0.95%	10.24% to 10.90%
2019	182	$28.73 to $29.63	$33.62 to $34.88	$6,247	2.46%	0.35% to 0.95%	17.01% to 17.71%
2018	175	$31.15 to $31.94	$28.73 to $29.63	$5,112	2.43%	0.35% to 0.96%	(7.78)% to (7.22)%

DFA VA International Small Portfolio Sub-Account
2022	168	$52.24 to $55.36	$42.62 to $45.44	$7,474	2.83%	0.35% to 0.95%	(18.42)% to (17.93)%
2021	148	$46.04 to $48.49	$52.24 to $55.36	$8,040	2.65%	0.35% to 0.95%	13.48% to 14.16%
2020	151	$42.48 to $44.48	$46.04 to $48.49	$7,179	2.12%	0.35% to 0.95%	8.38% to 9.03%
2019	161	$34.61 to $36.02	$42.48 to $44.48	$7,053	2.93%	0.35% to 0.95%	22.73% to 23.47%
2018	143	$43.56 to $45.06	$34.61 to $36.02	$5,064	1.72%	0.35% to 0.96%	(20.54)% to (20.05)%

DFA VA International Value Portfolio Sub-Account
2022	460	$39.85 to $42.23	$38.11 to $40.63	$18,271	4.15%	0.35% to 0.95%	(4.37)% to (3.79)%
2021	427	$34.06 to $35.88	$39.85 to $42.23	$17,667	4.21%	0.35% to 0.95%	17.00% to 17.70%
2020	401	$35.00 to $36.65	$34.06 to $35.88	$14,088	2.63%	0.35% to 0.95%	(2.69)% to (2.11)%
2019	342	$30.50 to $31.74	$35.00 to $36.65	$12,314	4.34%	0.35% to 0.95%	14.76% to 15.45%
2018	232	$37.14 to $38.42	$30.50 to $31.74	$7,251	2.93%	0.35% to 0.96%	(17.87)% to (17.38)%

DFA VA Short-Term Fixed Portfolio Sub-Account
2022	144	$24.54 to $26.00	$24.03 to $25.61	$3,607	1.43%	0.35% to 0.95%	(2.09)% to (1.50)%
2021	133	$24.82 to $26.15	$24.54 to $26.00	$3,389	0.01%	0.35% to 0.95%	(1.13)% to (0.54)%
2020	164	$24.91 to $26.08	$24.82 to $26.15	$4,233	0.60%	0.35% to 0.95%	(0.35)% to 0.25%
2019	155	$24.53 to $25.53	$24.91 to $26.08	$3,993	2.40%	0.35% to 0.95%	1.55% to 2.16%
2018	145	$24.33 to $25.17	$24.53 to $25.53	$3,661	1.74%	0.35% to 0.96%	0.81% to 1.42%

DFA VA US Large Value Portfolio Sub-Account
2022	217	$72.32 to $76.64	$68.14 to $72.64	$15,448	2.35%	0.35% to 0.95%	(5.78)% to (5.21)%
2021	206	$57.47 to $60.54	$72.32 to $76.64	$15,482	1.73%	0.35% to 0.95%	25.84% to 26.59%
2020	216	$58.83 to $61.60	$57.47 to $60.54	$12,823	2.24%	0.35% to 0.95%	(2.31)% to (1.72)%
2019	220	$47.22 to $49.14	$58.83 to $61.60	$13,314	2.31%	0.35% to 0.95%	24.60% to 25.35%
2018	204	$54.24 to $56.11	$47.22 to $49.14	$9,854	2.42%	0.35% to 0.96%	(12.95)% to (12.42)%

DFA VA US Targeted Value Portfolio Sub-Account
2022	136	$73.79 to $78.19	$70.01 to $74.64	$9,919	1.35%	0.35% to 0.95%	(5.12)% to (4.55)%
2021	133	$53.33 to $56.18	$73.79 to $78.19	$10,240	1.43%	0.35% to 0.95%	38.36% to 39.19%
2020	143	$51.78 to $54.21	$53.33 to $56.18	$7,894	1.90%	0.35% to 0.95%	3.00% to 3.62%
2019	134	$42.65 to $44.39	$51.78 to $54.21	$7,154	1.64%	0.35% to 0.95%	21.40% to 22.13%
2018	116	$51.18 to $52.95	$42.65 to $44.39	$5,084	1.00%	0.35% to 0.96%	(16.67)% to (16.17)%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VIT Inflation Protected Securities Portfolio Sub-Account
2022		44	$30.56 to $31.59	$26.50 to $27.56	$1,207	8.30%	0.35% to 0.95%	(13.28)% to (12.76)%
2021		44	$29.22 to $30.02	$30.56 to $31.59	$1,363	4.93%	0.35% to 0.95%	4.58% to 5.21%
2020		33	$26.40 to $26.97	$29.22 to $30.02	$979	1.26%	0.35% to 0.95%	10.66% to 11.33%
2019		26	$24.58 to $24.95	$26.40 to $26.97	$704	1.74%	0.35% to 0.95%	7.43% to 8.08%
2018		24	$25.15 to $25.38	$24.58 to $24.95	$603	2.23%	0.35% to 0.95%	(2.27)% to (1.68)%

Franklin Income VIP Fund—Class 1 Sub-Account
2022		46	$38.23 to $42.11	$35.89 to $39.77	$1,792	4.20%	0.35% to 0.95%	(6.13)% to (5.57)%
2021		25	$32.99 to $36.12	$38.23 to $42.11	$1,037	4.70%	0.36% to 0.95%	15.90% to 16.60%
2020		26	$32.98 to $35.90	$32.99 to $36.12	$893	5.17%	0.35% to 0.95%	0.02% to 0.62%
2019		32	$28.60 to $30.94	$32.98 to $35.90	$1,118	5.04%	0.35% to 0.95%	15.32% to 16.01%
2018		25	$30.11 to $32.37	$28.60 to $30.94	$732	4.82%	0.35% to 0.96%	(5.00)% to (4.43)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2022		23	$41.44 to $45.64	$38.11 to $42.23	$947	2.19%	0.35% to 0.95%	(8.03)% to (7.48)%
2021		23	$35.00 to $38.32	$41.44 to $45.64	$1,029	3.02%	0.35% to 0.95%	18.39% to 19.11%
2020		26	$37.14 to $40.42	$35.00 to $38.32	$951	3.27%	0.35% to 0.95%	(5.75)% to (5.18)%
2019		23	$30.50 to $33.00	$37.14 to $40.42	$877	1.94%	0.65% to 0.95%	21.76% to 22.49%
2018		26	$33.79 to $36.33	$30.50 to $33.00	$817	2.60%	0.35% to 0.95%	(9.72)% to (9.18)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2022		28	$96.34 to $106.01	$63.44 to $70.23	$1,875	0.00%	0.35% to 0.95%	(34.15)% to (33.75)%
2021		30	$88.21 to $96.49	$96.34 to $106.01	$3,050	0.00%	0.35% to 0.95%	9.21% to 9.87%
2020		34	$57.26 to $62.26	$88.21 to $96.49	$3,157	0.00%	0.35% to 0.95%	54.05% to 54.98%
2019		18	$43.86 to $47.40	$57.26 to $62.26	$1,063	0.00%	0.35% to 0.95%	30.56% to 31.34%
2018		14	$46.69 to $50.15	$43.86 to $47.40	$640	0.00%	0.35% to 0.95%	(6.06)% to (5.49)%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2022		21	$183.80 to $202.42	$120.97 to $134.03	$2,648	0.19%	0.35% to 0.95%	(34.18)% to (33.78)%
2021		20	$150.98 to $165.28	$183.80 to $202.42	$3,812	0.00%	0.35% to 0.95%	21.74% to 22.47%
2020		21	$109.34 to $118.98	$150.98 to $165.28	$3,279	0.28%	0.35% to 0.95%	38.08% to 38.91%
2019		18	$80.48 to $87.05	$109.34 to $118.98	$2,057	0.16%	0.35% to 0.95%	35.86% to 36.68%
2018		18	$79.67 to $85.66	$80.48 to $87.05	$1,455	0.00%	0.35% to 0.95%	1.01% to 1.62%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2022		35	$47.30 to $52.09	$44.24 to $49.02	$1,671	1.32%	0.35% to 0.95%	(6.45)% to (5.89)%
2021		31	$39.88 to $43.66	$47.30 to $52.09	$1,547	0.46%	0.35% to 0.95%	18.60% to 19.31%
2020		28	$40.63 to $44.22	$39.88 to $43.66	$1,177	1.08%	0.35% to 0.95%	(1.86)% to (1.27)%
2019		40	$31.47 to $34.04	$40.63 to $44.22	$1,700	1.25%	0.35% to 0.95%	29.12% to 29.90%
2018		31	$36.79 to $39.55	$31.47 to $34.04	$1,027	1.04%	0.35% to 0.96%	(14.45)% to (13.94)%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2022		8	$77.07 to $84.88	$69.77 to $77.30	$586	1.81%	0.35% to 0.95%	(9.47)% to (8.92)%
2021		7	$68.50 to $74.99	$77.07 to $84.88	$608	1.17%	0.35% to 0.95%	12.51% to 13.19%
2020		7	$59.46 to $64.71	$68.50 to $74.99	$480	1.33%	0.35% to 0.95%	15.20% to 15.89%
2019		7	$47.26 to $51.12	$59.46 to $64.71	$446	1.93%	0.35% to 0.95%	25.82% to 26.57%
2018		7	$56.09 to $60.31	$47.26 to $51.12	$361	1.75%	0.35% to 0.96%	(15.75)% to (15.24)%

John Hancock Emerging Markets Value Trust Sub-Account
2022		190	$33.35 to $34.79	$29.19 to $30.64	$5,708	4.04%	0.35% to 0.95%	(12.46)% to (11.94)%
2021		164	$30.26 to $31.38	$33.35 to $34.79	$5,607	2.47%	0.35% to 0.95%	10.20% to 10.86%
2020		161	$29.46 to $30.36	$30.26 to $31.38	$4,990	2.63%	0.35% to 0.95%	2.74% to 3.36%
2019		137	$26.82 to $27.48	$29.46 to $30.36	$4,122	3.52%	0.35% to 0.95%	9.84% to 10.50%
2018		90	$31.29 to $31.87	$26.82 to $27.48	$2,433	2.92%	0.35% to 0.96%	(14.30)% to (13.78)%

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2022		215	$18.02 to $19.83	$15.38 to $17.03	$3,530	3.51%	0.35% to 0.95%	(14.67)% to (14.16)%
2021	(v)	200	$0.00	$18.02 to $19.83	$3,837	2.83%	0.35% to 0.95%	0.06% to 0.46%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Matson Money Fixed Income VI Portfolio Sub-Account
2022	60	$25.22 to $26.44	$23.22 to $24.49	$1,431	1.14%	0.35% to 0.95%	(7.92)% to (7.37)%
2021	65	$25.81 to $26.89	$25.22 to $26.44	$1,672	0.31%	0.35% to 0.95%	(2.27)% to (1.68)%
2020	57	$25.24 to $26.14	$25.81 to $26.89	$1,513	0.66%	0.35% to 0.95%	2.25% to 2.87%
2019	59	$24.38 to $25.10	$25.24 to $26.14	$1,513	1.99%	0.35% to 0.95%	3.54% to 4.16%
2018	44	$24.47 to $25.04	$24.38 to $25.10	$1,094	2.27%	0.35% to 0.96%	(0.36)% to 0.24%

Matson Money International Equity VI Portfolio Sub-Account
2022	67	$31.50 to $33.02	$27.87 to $29.39	$1,922	2.20%	0.35% to 0.95%	(11.53)% to (11.00)%
2021	62	$27.82 to $28.99	$31.50 to $33.02	$2,015	3.01%	0.35% to 0.95%	13.23% to 13.91%
2020	62	$27.38 to $28.36	$27.82 to $28.99	$1,775	1.69%	0.35% to 0.95%	1.60% to 2.21%
2019	58	$23.55 to $24.25	$27.38 to $28.36	$1,633	2.73%	0.35% to 0.95%	16.25% to 16.95%
2018	39	$29.47 to $30.16	$23.55 to $24.25	$939	1.83%	0.35% to 0.96%	(20.08)% to (19.60)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2022	52	$48.63 to $50.98	$43.46 to $45.84	$2,316	0.79%	0.35% to 0.95%	(10.62)% to (10.08)%
2021	53	$37.40 to $38.97	$48.63 to $50.98	$2,628	0.91%	0.35% to 0.95%	30.02% to 30.80%
2020	58	$35.75 to $37.04	$37.40 to $38.97	$2,227	1.13%	0.35% to 0.95%	4.60% to 5.23%
2019	57	$29.42 to $30.29	$35.75 to $37.04	$2,067	1.03%	0.35% to 0.95%	21.53% to 22.26%
2018	40	$33.87 to $34.66	$29.42 to $30.29	$1,188	1.00%	0.35% to 0.96%	(13.14)% to (12.61)%

MFS Global Equity Series—Initial Class Sub-Account
2022	61	$45.84 to $50.44	$37.35 to $41.35	$2,434	0.52%	0.35% to 0.95%	(18.51)% to (18.02)%
2021	65	$39.48 to $43.18	$45.84 to $50.44	$3,190	0.64%	0.35% to 0.95%	16.10% to 16.80%
2020	66	$35.18 to $38.25	$39.48 to $43.18	$2,807	1.15%	0.35% to 0.95%	12.22% to 12.89%
2019	47	$27.20 to $29.40	$35.18 to $38.25	$1,734	1.13%	0.35% to 0.95%	29.34% to 30.11%
2018	49	$30.43 to $32.69	$27.20 to $29.40	$1,412	0.94%	0.35% to 0.96%	(10.60)% to (10.06)%

MFS Growth Series—Initial Class Sub-Account
2022	2	$124.44 to $137.07	$84.27 to $93.38	$138	0.00%	0.35% to 0.95%	(32.28)% to (31.87)%
2021	2	$101.70 to $111.35	$124.44 to $137.07	$200	0.00%	0.35% to 0.95%	22.37% to 23.10%
2020	2	$77.86 to $84.74	$101.70 to $111.35	$167	0.00%	0.35% to 0.95%	30.61% to 31.40%
2019	2	$56.90 to $61.56	$77.86 to $84.74	$142	0.00%	0.35% to 0.94%	36.84% to 37.67%
2018	7	$55.95 to $60.17	$56.90 to $61.56	$404	0.09%	0.35% to 0.95%	1.69% to 2.31%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2022	22	$51.14 to $56.28	$40.90 to $45.28	$945	0.14%	0.35% to 0.95%	(20.02)% to (19.54)%
2021	33	$40.98 to $44.83	$51.14 to $56.28	$1,808	0.27%	0.36% to 0.95%	24.78% to 25.53%
2020	25	$33.77 to $36.72	$40.98 to $44.83	$1,053	0.41%	0.35% to 0.95%	21.37% to 22.10%
2019	32	$24.36 to $26.33	$33.77 to $36.72	$1,132	0.51%	0.35% to 0.95%	38.63% to 39.46%
2018	23	$24.39 to $26.21	$24.36 to $26.33	$579	0.61%	0.35% to 0.95%	(0.15)% to 0.46%

MFS Utilities Series—Initial Class Sub-Account
2022	13	$83.51 to $91.99	$83.35 to $92.36	$1,157	2.76%	0.35% to 0.95%	(0.20)% to 0.40%
2021	13	$73.89 to $80.91	$83.51 to $91.99	$1,131	1.89%	0.35% to 0.95%	13.01% to 13.69%
2020	11	$70.44 to $76.66	$73.89 to $80.91	$827	2.52%	0.35% to 0.95%	4.90% to 5.53%
2019	10	$56.86 to $61.51	$70.44 to $76.66	$766	4.01%	0.35% to 0.95%	23.89% to 24.63%
2018	10	$56.80 to $61.08	$56.86 to $61.51	$595	1.17%	0.35% to 0.96%	0.10% to 0.70%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2022	72	$41.05 to $45.19	$36.69 to $40.64	$2,797	0.61%	0.35% to 0.95%	(10.61)% to (10.07)%
2021	71	$31.21 to $34.14	$41.05 to $45.19	$3,072	0.60%	0.35% to 0.95%	31.54% to 32.33%
2020	69	$32.35 to $35.19	$31.21 to $34.14	$2,271	1.18%	0.35% to 0.95%	(3.54)% to (2.96)%
2019	75	$27.98 to $30.25	$32.35 to $35.19	$2,550	0.66%	0.35% to 0.95%	15.64% to 16.34%
2018	82	$33.34 to $35.82	$27.98 to $30.25	$2,421	0.67%	0.35% to 0.96%	(16.08)% to (15.57)%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2022		5	$65.95 to $72.60	$53.28 to $59.00	$292	0.42%	0.35% to 0.95%	(19.22)% to (18.74)%
2021		6	$53.92 to $59.00	$65.95 to $72.60	$387	0.38%	0.35% to 0.95%	22.31% to 23.05%
2020		6	$45.53 to $49.52	$53.92 to $59.00	$312	0.55%	0.35% to 0.95%	18.43% to 19.14%
2019	(w)	7	$41.88 to $45.37	$45.53 to $47.48	$347	0.57%	0.35% to 0.95%	9.89% to 10.33%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2022		20	$24.64 to $25.86	$21.56 to $22.70	$436	7.67%	0.65% to 0.95%	(12.49)% to (12.23)%
2021		22	$21.37 to $22.36	$24.64 to $25.86	$568	10.96%	0.65% to 0.95%	15.31% to 15.66%
2020		26	$19.94 to $20.80	$21.37 to $22.36	$567	5.02%	0.65% to 0.95%	7.15% to 7.47%
2019		30	$17.99 to $19.46	$19.94 to $20.80	$609	2.92%	0.65% to 0.95%	10.86% to 11.19%
2018		42	$19.16 to $20.60	$17.99 to $19.46	$786	3.41%	0.35% to 0.96%	(6.10)% to (5.54)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2022		43	$21.63 to $22.72	$23.31 to $24.63	$1,032	20.39%	0.35% to 0.95%	7.76% to 8.41%
2021		28	$16.36 to $17.08	$21.63 to $22.72	$612	4.04%	0.35% to 0.95%	32.21% to 33.00%
2020		26	$16.28 to $16.89	$16.36 to $17.08	$442	6.53%	0.35% to 0.95%	0.54% to 1.15%
2019		25	$14.72 to $15.18	$16.28 to $16.89	$405	4.69%	0.35% to 0.95%	10.58% to 11.24%
2018		27	$17.29 to $17.73	$14.72 to $15.18	$400	2.25%	0.35% to 0.96%	(14.86)% to (14.35)%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2022		111	$32.41 to $34.03	$27.10 to $28.63	$3,122	4.98%	0.35% to 0.95%	(16.38)% to (15.88)%
2021		92	$33.52 to $35.00	$32.41 to $34.03	$3,070	4.63%	0.35% to 0.95%	(3.34)% to (2.76)%
2020		77	$31.67 to $32.86	$33.52 to $35.00	$2,657	4.73%	0.35% to 0.95%	5.86% to 6.49%
2019		72	$27.81 to $28.69	$31.67 to $32.86	$2,322	4.57%	0.35% to 0.95%	13.86% to 14.55%
2018		60	$29.43 to $30.18	$27.81 to $28.69	$1,705	4.31%	0.35% to 0.96%	(5.50)% to (4.93)%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2022		19	$19.24 to $21.19	$16.99 to $18.82	$348	1.65%	0.35% to 0.95%	(11.71)% to (11.18)%
2021		17	$20.24 to $22.16	$19.24 to $21.19	$350	4.95%	0.35% to 0.94%	(4.92)% to (4.35)%
2020		23	$18.52 to $20.16	$20.24 to $22.16	$480	2.63%	0.35% to 0.95%	9.24% to 9.90%
2019		25	$17.60 to $19.04	$18.52 to $20.16	$481	2.60%	0.35% to 0.95%	5.28% to 5.91%
2018		27	$18.51 to $19.91	$17.60 to $19.04	$490	6.70%	0.35% to 0.96%	(4.96)% to (4.39)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2022		328	$21.45 to $23.60	$18.74 to $20.75	$6,551	7.13%	0.35% to 0.95%	(12.60)% to (12.08)%
2021		325	$20.48 to $22.40	$21.45 to $23.60	$7,410	5.12%	0.35% to 0.95%	4.74% to 5.37%
2020		277	$18.48 to $20.09	$20.48 to $22.40	$5,976	1.58%	0.35% to 0.95%	10.82% to 11.49%
2019		279	$17.18 to $18.56	$18.48 to $20.09	$5,395	1.82%	0.35% to 0.95%	7.57% to 8.22%
2018		262	$17.71 to $19.02	$17.18 to $18.56	$4,691	2.58%	0.35% to 0.96%	(2.99)% to (2.40)%

PVC Equity Income Account—Class 1 Sub-Account
2022		113	$63.81 to $70.29	$56.58 to $62.69	$6,823	1.92%	0.35% to 0.95%	(11.34)% to (10.81)%
2021		116	$52.61 to $57.59	$63.81 to $70.29	$7,923	1.98%	0.35% to 0.95%	21.31% to 22.04%
2020		113	$49.90 to $54.30	$52.61 to $57.59	$6,312	2.01%	0.35% to 0.95%	5.43% to 6.06%
2019		96	$39.02 to $42.21	$49.90 to $54.30	$5,016	1.89%	0.35% to 0.95%	27.87% to 28.64%
2018		84	$41.48 to $44.60	$39.02 to $42.21	$3,393	2.00%	0.35% to 0.96%	(5.92)% to (5.35)%

PVC MidCap Account—Class 1 Sub-Account
2022		7	$98.65 to $108.66	$75.27 to $83.40	$543	0.18%	0.35% to 0.95%	(23.70)% to (23.25)%
2021		7	$79.34 to $86.86	$98.65 to $108.66	$722	0.13%	0.35% to 0.95%	24.34% to 25.09%
2020		7	$67.69 to $73.66	$79.34 to $86.86	$600	0.66%	0.35% to 0.95%	17.22% to 17.92%
2019		10	$47.75 to $51.66	$67.69 to $73.66	$712	0.27%	0.35% to 0.95%	41.74% to 42.60%
2018		11	$51.59 to $55.47	$47.75 to $51.66	$539	0.27%	0.35% to 0.96%	(7.44)% to (6.88)%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
2022	32	$56.97 to $62.74	$41.74 to $46.24	$1,419	0.00%	0.35% to 0.95%	(26.74)% to (26.30)%
2021	31	$49.43 to $54.12	$56.97 to $62.74	$1,879	0.00%	0.35% to 0.95%	15.25% to 15.94%
2020	33	$38.27 to $41.64	$49.43 to $54.12	$1,717	0.00%	0.35% to 0.95%	29.18% to 29.96%
2019	32	$30.09 to $32.55	$38.27 to $41.64	$1,290	0.00%	0.35% to 0.95%	27.19% to 27.95%
2018	34	$32.22 to $34.64	$30.09 to $32.55	$1,073	0.00%	0.35% to 0.95%	(6.62)% to (6.05)%

PSF Natural Resources Portfolio—Class II Sub-Account
2022	20	$46.54 to $51.26	$56.04 to $62.09	$1,163	0.00%	0.35% to 0.95%	20.40% to 21.12%
2021	18	$37.58 to $41.14	$46.54 to $51.26	$890	0.00%	0.35% to 0.95%	23.85% to 24.59%
2020	10	$33.93 to $36.92	$37.58 to $41.14	$383	0.00%	0.35% to 0.95%	10.76% to 11.43%
2019	17	$31.07 to $33.61	$33.93 to $36.92	$609	0.00%	0.35% to 0.95%	9.21% to 9.87%
2018	18	$38.45 to $41.34	$31.07 to $33.61	$596	0.00%	0.35% to 0.96%	(19.20)% to (18.71)%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2022	5	$58.84 to $61.75	$53.48 to $59.25	$272	0.00%	0.35% to 0.95%	(9.12)% to 5.85%
2021	3	$46.67 to $48.83	$58.84 to $61.75	$194	0.00%	0.65% to 0.95%	26.08% to 26.46%
2020	3	$45.68 to $47.65	$46.67 to $48.83	$152	0.00%	0.65% to 0.95%	2.17% to 2.48%
2019	3	$36.72 to $38.19	$45.68 to $47.65	$146	0.00%	0.65% to 0.95%	24.39% to 24.77%
2018	3	$41.30 to $44.40	$36.72 to $38.19	$120	0.00%	0.65% to 0.95%	(11.09)% to (10.82)%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2022	19	$33.72 to $37.10	$25.91 to $28.68	$522	0.00%	0.35% to 0.95%	(23.17)% to (22.71)%
2021	21	$26.19 to $28.65	$33.72 to $37.10	$761	0.00%	0.35% to 0.95%	28.75% to 29.53%
2020	14	$21.36 to $23.22	$26.19 to $28.65	$377	0.00%	0.35% to 0.95%	22.62% to 23.36%
2019	9	$18.03 to $19.49	$21.36 to $23.22	$210	0.00%	0.35% to 0.95%	18.42% to 19.13%
2018	14	$20.02 to $21.51	$18.03 to $19.49	$255	0.00%	0.35% to 0.96%	(9.91)% to (9.36)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2022	43	$24.69 to $27.17	$22.21 to $24.58	$1,020	0.39%	0.35% to 0.95%	(10.05)% to (9.51)%
2021	46	$19.35 to $21.16	$24.69 to $27.17	$1,191	1.47%	0.35% to 0.95%	27.60% to 28.37%
2020	46	$21.04 to $22.87	$19.35 to $21.16	$937	1.05%	0.35% to 0.95%	(8.03)% to (7.48)%
2019	46	$17.90 to $19.34	$21.04 to $22.87	$1,005	0.69%	0.35% to 0.95%	17.54% to 18.25%
2018	48	$19.71 to $21.18	$17.90 to $19.34	$889	0.71%	0.35% to 0.96%	(9.21)% to (8.66)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2022	53	$58.03 to $60.54	$50.31 to $52.80	$2,753	0.00%	0.35% to 0.95%	(13.30)% to (12.78)%
2021	48	$51.80 to $53.71	$58.03 to $60.54	$2,858	0.00%	0.35% to 0.95%	12.03% to 12.71%
2020	36	$40.34 to $41.58	$51.80 to $53.71	$1,883	0.00%	0.35% to 0.95%	28.39% to 29.17%
2019	33	$31.59 to $32.36	$40.34 to $41.58	$1,355	0.00%	0.35% to 0.95%	27.73% to 28.49%
2018	41	$31.54 to $32.12	$31.59 to $32.36	$1,316	0.00%	0.35% to 0.96%	0.15% to 0.75%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2022	99	$26.49 to $28.10	$25.06 to $26.74	$2,590	1.96%	0.35% to 0.95%	(5.42)% to (4.85)%
2021	93	$26.71 to $28.17	$26.49 to $28.10	$2,565	1.33%	0.35% to 0.95%	(0.82)% to (0.22)%
2020	86	$25.76 to $26.99	$26.71 to $28.17	$2,370	1.97%	0.35% to 0.95%	3.72% to 4.34%
2019	87	$24.92 to $25.96	$25.76 to $26.99	$2,291	2.39%	0.35% to 0.95%	3.37% to 3.99%
2018	79	$24.86 to $25.74	$24.92 to $25.96	$2,001	2.02%	0.35% to 0.96%	0.22% to 0.83%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2022	174	$20.98 to $23.10	$16.27 to $18.03	$3,015	2.97%	0.35% to 0.95%	(22.44)% to (21.97)%
2021	171	$22.41 to $24.54	$20.98 to $23.10	$3,826	1.10%	0.35% to 0.95%	(6.40)% to (5.84)%
2020	153	$19.27 to $20.98	$22.41 to $24.54	$3,608	4.41%	0.35% to 0.95%	16.28% to 16.98%
2019	144	$15.33 to $16.59	$19.27 to $20.98	$2,881	1.25%	0.35% to 0.95%	25.72% to 26.48%
2018	136	$18.31 to $19.68	$15.33 to $16.59	$2,155	1.11%	0.35% to 0.96%	(16.25)% to (15.74)%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Vanguard VIF Capital Growth Portfolio Sub-Account
2022	89	$61.68 to $64.34	$51.63 to $54.19	$4,726	0.86%	0.35% to 0.95%	(16.28)% to (15.78)%
2021	83	$51.23 to $53.12	$61.68 to $64.34	$5,237	0.87%	0.35% to 0.95%	20.39% to 21.12%
2020	85	$44.03 to $45.38	$51.23 to $53.12	$4,421	1.47%	0.35% to 0.95%	16.36% to 17.06%
2019	86	$35.14 to $36.00	$44.03 to $45.38	$3,834	1.11%	0.35% to 0.95%	25.30% to 26.06%
2018	91	$35.90 to $36.56	$35.14 to $36.00	$3,224	0.88%	0.35% to 0.95%	(2.12)% to (1.53)%

Vanguard VIF Equity Index Portfolio Sub-Account
2022	460	$63.14 to $65.86	$51.14 to $53.67	$24,288	1.34%	0.35% to 0.95%	(19.00)% to (18.51)%
2021	447	$49.58 to $51.42	$63.14 to $65.86	$29,085	1.19%	0.35% to 0.95%	27.33% to 28.10%
2020	437	$42.35 to $43.65	$49.58 to $51.42	$22,227	1.57%	0.35% to 0.95%	17.08% to 17.79%
2019	363	$32.56 to $33.36	$42.35 to $43.65	$15,690	1.67%	0.35% to 0.95%	30.06% to 30.84%
2018	252	$34.42 to $35.06	$32.56 to $33.36	$8,320	1.57%	0.35% to 0.96%	(5.41)% to (4.84)%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2022	113	$34.43 to $35.92	$30.92 to $32.45	$3,600	5.06%	0.35% to 0.95%	(10.22)% to (9.68)%
2021	111	$33.53 to $34.77	$34.43 to $35.92	$3,917	4.10%	0.35% to 0.95%	2.70% to 3.32%
2020	100	$32.03 to $33.02	$33.53 to $34.77	$3,423	5.73%	0.35% to 0.95%	4.67% to 5.30%
2019	103	$27.96 to $28.64	$32.03 to $33.02	$3,373	5.48%	0.35% to 0.95%	14.58% to 15.27%
2018	84	$29.02 to $29.55	$27.96 to $28.64	$2,369	4.45%	0.35% to 0.96%	(3.66)% to (3.07)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2022	289	$55.01 to $57.39	$44.23 to $46.42	$13,184	1.07%	0.35% to 0.95%	(19.59)% to (19.10)%
2021	260	$44.66 to $46.31	$55.01 to $57.39	$14,722	1.03%	0.35% to 0.95%	23.18% to 23.92%
2020	243	$38.18 to $39.36	$44.66 to $46.31	$11,099	1.47%	0.35% to 0.95%	16.96% to 17.66%
2019	212	$29.45 to $30.18	$38.18 to $39.36	$8,235	1.30%	0.35% to 0.95%	29.64% to 30.42%
2018	150	$32.80 to $33.40	$29.45 to $30.18	$4,482	1.04%	0.35% to 0.96%	(10.19)% to (9.65)%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2022	168	$44.86 to $46.80	$32.75 to $34.37	$5,698	1.87%	0.35% to 0.95%	(26.99)% to (26.55)%
2021	166	$32.30 to $33.49	$44.86 to $46.80	$7,672	1.92%	0.35% to 0.95%	38.88% to 39.72%
2020	161	$34.27 to $35.33	$32.30 to $33.49	$5,322	2.59%	0.35% to 0.95%	(5.75)% to (5.19)%
2019	142	$26.86 to $27.52	$34.27 to $35.33	$4,971	2.57%	0.35% to 0.95%	27.59% to 28.36%
2018	131	$28.65 to $29.18	$26.86 to $27.52	$3,572	2.81%	0.35% to 0.96%	(6.25)% to (5.68)%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2022	98	$56.34 to $58.77	$41.66 to $43.72	$4,225	0.25%	0.35% to 0.95%	(26.06)% to (25.61)%
2021	89	$49.79 to $51.64	$56.34 to $58.77	$5,165	0.36%	0.35% to 0.95%	13.14% to 13.82%
2020	94	$40.81 to $42.06	$49.79 to $51.64	$4,774	0.65%	0.35% to 0.95%	22.02% to 22.75%
2019	91	$32.16 to $32.95	$40.81 to $42.06	$3,775	0.44%	0.35% to 0.95%	26.90% to 27.66%
2018	68	$35.01 to $35.66	$32.16 to $32.95	$2,233	0.37%	0.35% to 0.96%	(8.14)% to (7.59)%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2022	561	$28.50 to $29.73	$24.50 to $25.71	$14,160	2.00%	0.35% to 0.95%	(14.03)% to (13.52)%
2021	570	$29.27 to $30.36	$28.50 to $29.73	$16,685	1.99%	0.35% to 0.95%	(2.65)% to (2.06)%
2020	510	$27.47 to $28.31	$29.27 to $30.36	$15,241	2.29%	0.35% to 0.95%	6.56% to 7.21%
2019	314	$25.52 to $26.15	$27.47 to $28.31	$8,743	2.16%	0.35% to 0.95%	7.65% to 8.29%
2018	164	$25.80 to $26.27	$25.52 to $26.15	$4,249	2.13%	0.35% to 0.96%	(1.08)% to (0.48)%

VY CBRE Global Real Estate Portfolio—Class 1 Sub-Account
2022	16	$56.57 to $60.68	$42.06 to $45.38	$716	3.36%	0.35% to 0.95%	(25.66)% to (25.21)%
2021	16	$42.47 to $45.28	$56.57 to $60.68	$926	2.77%	0.35% to 0.95%	33.20% to 34.00%
2020	15	$45.06 to $47.75	$42.47 to $45.28	$664	5.69%	0.35% to 0.95%	(5.73)% to (5.16)%
2019	17	$36.47 to $38.41	$45.06 to $47.75	$803	2.92%	0.35% to 0.95%	23.56% to 24.30%
2018	17	$40.24 to $42.14	$36.47 to $38.41	$632	6.65%	0.35% to 0.96%	(9.39)% to (8.84)%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

concluded

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Wanger International Sub-Account
2022	18	$98.22 to $108.19	$64.37 to $71.32	$1,206	0.90%	0.35% to 0.95%	(34.47)% to (34.08)%
2021	17	$83.46 to $91.38	$98.22 to $108.19	$1,729	0.55%	0.35% to 0.95%	17.69% to 18.39%
2020	18	$73.68 to $80.18	$83.46 to $91.38	$1,543	2.00%	0.35% to 0.95%	13.28% to 13.96%
2019	18	$57.22 to $61.90	$73.68 to $80.18	$1,367	0.86%	0.35% to 0.95%	28.76% to 29.54%
2018	18	$70.19 to $75.48	$57.22 to $61.90	$1,047	1.92%	0.35% to 0.96%	(18.48)% to (17.99)%

Wanger Select Sub-Account
2022	8	$77.91 to $85.73	$50.29 to $55.67	$443	0.00%	0.35% to 0.95%	(35.45)% to (35.06)%
2021	8	$74.32 to $81.29	$77.91 to $85.73	$684	0.00%	0.35% to 0.95%	4.83% to 5.46%
2020	11	$59.24 to $64.41	$74.32 to $81.29	$880	0.78%	0.35% to 0.95%	25.46% to 26.21%
2019	10	$46.25 to $49.99	$59.24 to $64.41	$640	0.07%	0.35% to 0.95%	28.08% to 28.85%
2018	9	$53.31 to $57.27	$46.25 to $49.99	$423	0.15%	0.35% to 0.95%	(13.25)% to (12.72)%

Wanger Acorn Sub-Account
2022	5	$133.37 to $146.91	$87.90 to $97.41	$434	0.00%	0.35% to 0.95%	(34.09)% to (33.70)%
2021	4	$123.64 to $135.38	$133.37 to $146.91	$643	0.74%	0.35% to 0.95%	7.87% to 8.52%
2020	5	$100.48 to $109.36	$123.64 to $135.38	$660	0.00%	0.36% to 0.95%	23.05% to 23.79%
2019	5	$77.37 to $80.47	$100.48 to $109.36	$481	0.26%	0.36% to 0.95%	13.53% to 30.25%
2018	6	$79.27 to $85.25	$77.37 to $80.47	$474	0.12%	0.65% to 0.96%	(2.40)% to (2.10)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2022	35	$18.51 to $20.22	$15.82 to $17.38	$582	6.46%	0.35% to 0.95%	(14.54)% to (14.02)%
2021	38	$18.44 to $20.02	$18.51 to $20.22	$739	4.45%	0.35% to 0.95%	0.37% to 0.97%
2020	39	$17.35 to $18.72	$18.44 to $20.02	$767	4.17%	0.35% to 0.95%	6.30% to 6.94%
2019	40	$15.31 to $16.42	$17.35 to $18.72	$728	5.66%	0.35% to 0.95%	13.30% to 13.99%
2018	38	$16.09 to $17.16	$15.31 to $16.42	$600	5.11%	0.35% to 0.96%	(4.83)% to (4.26)%

(a)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2022. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2022.

(b)	Does not include expenses of underlying Fund.
(d)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(e)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(f)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(g)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(w)	Sub-Account commenced operations April 30, 2019.
(u)	Sub-Account commenced operations December 11, 2020.
(v)	Sub-Account commenced operations April 30, 2021.

Note 6—subsequent events

Effective April 21, 2023, Wanger Select merged with Wanger Acorn.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-69

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 9, 2023

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2022	2021

ADMITTED ASSETS

Bonds	$13,355,205	$12,437,853

Preferred stocks	9,376	10,022

Cash, cash equivalents and short-term investments	97,648	165,900

Contract loans	48,211	44,839

Other invested assets	4,690	10,552

Total cash and invested assets	13,515,130	12,669,166

Investment income due and accrued	100,958	90,401

Net deferred federal income tax asset	16,300	17,414

Reinsurance amounts receivable	8,529	13,498

Other assets	25,345	29,087

Separate account assets	3,966,298	4,806,546

Total admitted assets	$17,632,560	$17,626,112

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$12,610,944	$11,833,612

Asset valuation reserve	77,801	64,958

Interest maintenance reserve	46,736	39,155

Federal income tax payable to TIAA	5,033	5,990

Other amounts payable on reinsurance	7,630	8,603

Other liabilities	32,524	37,015

Separate account liabilities	3,954,476	4,795,122

Total liabilities	16,735,144	16,784,455

Capital and Surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	117,416	61,657

Total capital and surplus	897,416	841,657

Total liabilities, capital and surplus	$17,632,560	$17,626,112

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

REVENUES

Insurance and annuity premiums and other considerations	$258,298	$435,313	$369,414

Net investment income	404,485	362,614	353,764

Commissions and expense allowances on reinsurance ceded	7,410	9,732	10,615

Reserve adjustments on reinsurance ceded	(11,453)	(7,468)	(8,867)

Separate account fees and other revenues	21,059	22,141	18,691

Total revenues	$679,799	$822,332	$743,617

EXPENSES

Policy and contract benefits	$394,462	$398,599	$356,581

Increase (decrease) in policy and contract reserves	3,237	46,123	(186,639)

Insurance expenses and taxes (excluding federal income taxes)	74,088	71,026	73,322

Commissions on premiums	4,209	5,649	7,531

Interest on deposit-type contracts	98,778	90,088	113,162

Net transfers to (from) separate accounts	(77,274)	58,877	44,786

Total expenses	$497,500	$670,362	$408,743

Income before federal income tax and net realized capital (losses)	182,299	151,970	334,874

Federal income tax expense	34,780	29,067	18,634

Net realized capital (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(842)	(1,093)	(4,721)

Net income	$146,677	$121,810	$311,519

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes	—	—	1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes	—	—	(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$263,068	$435,901	$370,067

Net investment income	384,536	362,285	338,936

Separate account fees and other revenues	27,061	31,658	30,941

Total receipts	674,665	829,844	739,944

Policy and contract benefits	403,507	416,205	363,787

Commissions and expenses paid	77,751	76,745	80,840

Federal income taxes paid	40,213	34,054	18,764

Net transfers to separate accounts	(82,172)	57,632	43,977

Total disbursements	439,299	584,636	507,368

Net cash from operations	235,366	245,208	232,576

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	2,010,817	1,222,345	1,131,646

Net gains on cash, cash equivalents and short-term investments	27	4	12

Miscellaneous proceeds	5,968	—	1,805

Cost of investments acquired:

Bonds	2,907,565	1,697,286	3,619,359

Net increase in contract loans	3,372	1,750	3,262

Stocks	—	8,400	—

Miscellaneous applications	—	7,468	15,339

Net cash used in investments	(894,125)	(492,555)	(2,504,497)

CASH FROM FINANCING AND OTHER

Net deposits on deposit-type contracts funds	677,713	192,558	2,307,362

Dividends to stockholders	(83,900)	(81,600)	—

Other cash provided (applied)	(3,306)	19,945	(32,476)

Net cash from financing and other	590,507	130,903	2,274,886

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(68,252)	(116,444)	2,965

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	165,900	282,344	279,379

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$97,648	$165,900	$282,344

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2022	2021	2020

Net income (loss), New York SAP			$146,677	$121,810	$311,519

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	19	(377)	(638)

Additional reserves for variable annuities	51R	Increase/(decrease) in policy and contract reserves	10	27	—

Net income (loss), NAIC SAP			$146,706	$121,460	$310,881

Capital and surplus, New York SAP			$897,416	841,657	$818,783

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	589	669	746

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,118	6,099	6,476

Additional reserves for variable annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	37	27	—

Capital and surplus, NAIC SAP			$904,160	$848,452	$826,005

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2022 and 2021 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such other-than-temporary impairments are recorded to the Interest Maintenance Reserve (“IMR”);

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2022	2021	Change

Net deferred tax assets	$34,057	$34,405	$(348)

Deferred premium assets	29,892	33,924	(4,032)

Sundry receivables	720	24	696

Total	$64,669	$68,353	$(3,684)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2022	2021	2020

Exchange/restructure/transfer of bond investments	$152,152	$58,809	$213,446

Capitalized interest on bonds	$2,796	$2,682	$2,877

Interest credited on deposit-type contracts	$97,992	$89,488	$112,220

Deposits of bond investments on deposit-type contracts	$—	$783,824	$—

Application of new accounting pronouncements:

In December 2022, the NAIC adopted certain accounting practices within Interpretation 2022-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act (the “Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 22-02”). The Act imposes a CAMT of 15% on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022. INT 22-02 addresses the third quarter 2022 through first quarter 2023 transition accounting and reporting aspects of the new CAMT. Because of the timing of the adoption of the Act and the considerable number of unknown variables for December 31, 2022, a reasonable estimate for the calculations impacted by the CAMT is not determinable for 2022 year-end financial statements. INT 22-02 specifies that reporting entities shall not recognize impacts related to CAMT for 2022 year-end financial statements or as a subsequent event for any estimated CAMT, but shall make certain disclosures to discuss the Act’s applicability. See Note 10 for the disclosure.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

		Excess of
2022	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$161,329	$21	$(15,527)	$145,823

All other governments	66,644	—	(3,262)	63,382

States, territories & possessions	48,408	98	(2,933)	45,573

Political subdivisions of states, territories, & possessions	81,936	56	(13,077)	68,915

Special revenue & special assessment, non-guaranteed agencies & government	1,169,852	223	(182,059)	988,016

Industrial & miscellaneous	11,822,035	15,993	(1,530,589)	10,307,439

Hybrids	5,000	—	(88)	4,912

Total	$13,355,204	$16,391	$(1,747,535)	$11,624,060

		Excess of
2021	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$222,553	$4,941	$(1,550)	$225,944

All other governments	57,755	4,116	—	61,871

States, territories & possessions	29,754	2,629	—	32,383

Political subdivisions of states, territories, & possessions	37,235	1,256	(6)	38,485

Special revenue & special assessment, non-guaranteed agencies & government	1,002,809	40,094	(3,946)	1,038,957

Industrial & miscellaneous	11,074,022	771,448	(88,212)	11,757,258

Hybrids	13,725	395	—	14,120

Total	$12,437,853	$824,879	$(93,714)	$13,169,018

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

All other bonds	$8,250,652	$(938,074)	$7,312,578	$3,114,164	$(598,227)	$2,515,937

Loaned-backed and structured bonds	936,198	(89,278)	846,920	662,224	(121,958)	540,266

Total	$9,186,850	$(1,027,352)	$8,159,498	$3,776,388	$(720,185)	$3,056,203

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

All other bonds	$2,903,178	$(73,467)	$2,829,711	$193,827	$(10,342)	$183,485

Loaned-backed and structured bonds	693,825	(9,304)	684,521	17,991	(601)	17,390

Total	$3,597,003	$(82,771)	$3,514,232	$211,818	$(10,943)	$200,875

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2022		December 31, 2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$359,227	$356,127	$279,304	$282,418

Due after one year through five years	2,841,696	2,657,983	2,411,036	2,485,399

Due after five years through ten years	4,732,489	4,038,504	4,593,916	4,703,519

Due after ten years	3,793,724	3,154,122	3,565,037	4,084,119

Subtotal	11,727,136	10,206,736	10,849,293	11,555,455

Residential mortgage-backed securities	519,888	459,229	533,789	543,587

Commercial mortgage-backed securities	687,433	570,939	602,818	611,716

Asset-backed securities	420,748	387,156	451,953	458,260

Subtotal	1,628,069	1,417,324	1,588,560	1,613,563

Total	$13,355,205	$11,624,060	$12,437,853	$13,169,018

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2022		2021

NAIC 1 and 2	$13,312,393	99.7%	$12,437,567	100.0%

NAIC 3 through 6	42,812	0.3%	286	0.0%

Total	$13,355,205	100.0%	$12,437,853	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2022	2021

Finance and financial services	26.4%	27.6%

Manufacturing	16.7%	16.7%

Public utilities	12.3%	12.3%

Revenue and special obligations	7.2%	5.0%

Real estate investment trusts	5.3%	5.2%

Services	5.1%	5.1%

Commercial mortgage-backed securities	5.1%	4.9%

Residential mortgage-backed securities	3.9%	4.3%

Oil and gas	3.6%	3.9%

Communications	3.4%	3.4%

Transportation	3.3%	3.1%

Asset-backed securities	3.2%	3.6%

Retail & wholesale trade	3.0%	2.7%

U.S. governments	0.4%	0.9%

Mining	0.4%	0.5%

Other governments	0.3%	0.5%

Other	0.4%	0.3%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$406,788	$368,507	$360,856

Stocks	357	180	—

Other invested assets	336	338	339

Cash, cash equivalents and short-term investments	606	26	416

Contract loans	2,115	2,017	1,921

Total gross investment income	410,202	371,068	363,532

Investment expenses	(11,984)	(13,297)	(12,287)

Net investment income before amortization/(accretion) of IMR	398,218	357,771	351,245

Amortization/(accretion) of IMR	6,267	4,843	2,519

Net investment income	$404,485	$362,614	$353,764

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$17,455	$14,835	$17,576

Cash, cash equivalent and short-term investments	27	4	12

Total before capital gain (loss) tax and transfers to IMR, net of taxes	17,482	14,839	17,588

Transfers to IMR, net of taxes	(13,848)	(11,658)	(18,699)

Capital gain/loss tax benefit (expense)	(4,476)	(4,274)	(3,610)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(842)	$(1,093)	$(4,721)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2022	2021	2020

Other-than-temporary impairments:

Bonds	$2,713	$1,048	$916

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2022	2021	2020

Proceeds from sales	$1,479,024	$272,978	$424,785

Gross gains on sales	$27,902	$9,640	$19,345

Gross losses on sales	$4,130	$596	$8,885

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2022 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,624,060	$13,355,205	$—	$11,618,711	$5,349

Preferred stock	6,990	9,376	976	6,014	—

Other invested assets	4,821	4,621	—	4,821	—

Separate account assets	3,966,298	3,966,298	3,950,875	15,423	—

Contract loans	48,211	48,211	—	—	48,211

Cash, cash equivalent & short term investments	97,666	97,648	1,679	95,987	—

Total	$15,748,046	$17,481,359	$3,953,530	$11,740,956	$53,560

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,801,780	$8,801,780	$—	$—	$8,801,780

Separate account liabilities	3,954,476	3,954,476	—	—	3,954,476

Total	$12,756,256	$12,756,256	$—	$—	$12,756,256

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2021 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$13,169,018	$12,437,853	$—	$13,161,446	$7,572

Preferred stock	10,022	10,022	1,320	8,702	—

Other invested assets	5,624	4,645	—	5,624	—

Separate account assets	4,806,546	4,806,546	4,786,724	19,822	—

Contract loans	44,839	44,839	—	—	44,839

Cash, cash equivalent & short term investments	165,900	165,900	—	165,900	—

Total	$18,201,949	$17,469,805	$4,788,044	$13,361,494	$52,411

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,026,651	$8,026,651	$—	$—	$8,026,651

Separate account liabilities	4,795,122	4,795,122	—	—	4,795,122

Total	$12,821,773	$12,821,773	$—	$—	$12,821,773

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2022 and 2021. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

2022	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$976	$—	$—	$976

Separate account assets	3,950,875	15,423	—	3,966,298

Total assets at fair value	$3,951,851	$15,423	$—	$3,967,274

Total liabilities at fair value	$—	$—	$—	$—

2021	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,320	$8,702	$—	$10,022

Separate account assets	4,786,724	19,822	—	4,806,546

Total assets at fair value	$4,788,044	$28,524	$—	$4,816,568

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2022 and 2021, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,897	$—	$—	$—	$7,897	$7,972	$(75)	$—	$7,897	0.045%	0.045%

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,972	$—	$—	$—	$7,972	$8,044	$(72)	$—	$7,972	0.045%	0.045%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	19,514	50,420	21,315	56,044

Total	$19,514	$50,420	$21,315	$56,044

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2022, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2022		2021
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$398,868	$—	$458,326	$—

TIAA Life VLI-2	238,252	—	282,407	—

TIAA Life VA-1	3,302,294	—	4,037,260	—

TIAA Life MVA-1	—	26,884	—	28,553

Total	$3,939,414	$26,884	$4,777,993	$28,553

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101		$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2022	2021	2020

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$164,515	$319,598	$244,999

Transfers from separate accounts	(241,408)	(259,869)	(199,564)

Net transfers to (from) separate accounts	(76,893)	59,729	45,435

Reconciling adjustments:

Fund transfer exchange gain (loss)	(381)	(852)	(649)

Transfers as reported in the Company’s Statements of Operations	$(77,274)	$58,877	$44,786

Note 9 – related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2022	2021	2020

Payments to TIAA

Operating expenses	$49,846	$45,886	$51,067

Investment expenses	11,400	13,156	12,109

Total	$61,246	$59,042	$63,176

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to Services	$1,441	$3,113	$3,983

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to TFI	$25,351	$21,489	$17,286

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2022, 2021, and 2020, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 30, 2023. As of December 31, 2022, $75,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

At December 31, 2022 or 2021, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2022	2021

Amounts due to Parent and affiliates	$7,496	$11,696

Note 10 — federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2022 or December 31, 2021.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$49,284	$4,984	$54,268	$52,325	$4,345	$56,670	$(3,041)	$639	$(2,402)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	49,284	4,984	54,268	52,325	4,345	56,670	(3,041)	639	(2,402)

d) Deferred tax assets non-admitted	29,290	4,766	34,056	30,407	3,998	34,405	(1,117)	768	(349)

e) Subtotal net admitted deferred tax asset (c-d)	19,994	218	20,212	21,918	347	22,265	(1,924)	(129)	(2,053)

f) Deferred tax liabilities	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$16,300	$—	$16,300	$17,414	$—	$17,414	$(1,114)	$—	$(1,114)

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below) .	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

1. Adjusted gross DTA expected to be realized following the balance sheet date	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	132,167	XXX	XXX	123,636	XXX	XXX	8,531

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$19,994	$218	$20,212	$21,918	$347	$22,265	$(1,924)	$(129)	$(2,053)

	2022	2021

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,154%	1,121%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$881,116	$824,243

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$49,284	$4,984	$52,325	$4,345	$(3,041)	$639

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$19,994	$218	$21,918	$347	$(1,924)	$(129)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2022	2021	2020

Current Income Tax:

Federal income tax expense	$34,060	$28,238	$18,948

Foreign taxes	—	—	—

Subtotal	$34,060	$28,238	$18,948

Federal income taxes expense/(benefit) on net capital gains/(losses)	4,256	4,274	3,610

Other	940	829	(314)

Federal and foreign income tax expense	$39,256	$33,341	$22,244

	12/31/2022	12/31/2021	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$8,685	$8,441	$244

Deferred acquisition costs	38,898	41,012	(2,114)

Other	1,701	2,872	(1,171)

Subtotal	$49,284	$52,325	$(3,041)

Non-admitted	29,290	30,407	(1,117)

Admitted ordinary deferred tax assets	$19,994	$21,918	$(1,924)

Capital:

Investments	$4,984	$4,345	$639

Net capital loss carry-forward	—	—	—

Subtotal	$4,984	$4,345	$639

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	4,766	3,998	768

Admitted capital deferred tax assets	218	347	(129)

Admitted deferred tax assets	$20,212	$22,265	$(2,053)

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$2,039	$2,718	$(679)

Investments	1,500	1,694	(194)

Other	155	92	63

Subtotal	$3,694	$4,504	$(810)

Capital:

Investments	$218	$347	$(129)

Deferred tax liabilities	$3,912	$4,851	$(939)

Net Admitted Deferred Tax Assets/Liabilities	$16,300	$17,414	$(1,114)

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2022, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$41,954	21.00%

Dividends received deduction	(1,618)	(0.81)%

Amortization of interest maintenance reserve	(1,316)	(0.66)%

Tax-exempt interest	(34)	(0.02)%

Liability for unauthorized reinsurance	1,105	0.55%

Prior year true-up	898	0.45%

Nonadmitted assets and other permanent differences	(451)	(0.23)%

Total statutory income taxes	$40,538	20.28%

Federal and foreign income tax expense—ordinary	$34,780	17.40%

Federal and foreign income tax expense—capital	4,476	2.24%

Change in net deferred income tax charge (benefit)	1,282	0.64%

Total statutory income taxes	$40,538	20.28%

At December 31, 2022, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2020	$—	$3,610	$3,610

2021	—	4,494	4,494

2022	—	4,256	4,256

Total	$—	$12,360	$12,360

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) T-C Europe Holding, Inc.

16) T-C SP, Inc.

17) Teachers Insurance and Annuity Association of America

18) Terra Land Company

19) TIAA Board of Governors

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA Commercial Finance, Inc.

22) TIAA FSB Holdings, Inc.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

23) TIAA, FSB

24) Tygris Asset Finance, Inc.

25) Tygris Commercial Finance Group, Inc.

26) Westchester Group Farm Management, Inc.

27 Westchester Group Investment Management Holding Company, Inc.

28) Westchester Group Investment Management, Inc.

29) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2018 through 2021 are open to examination by the Internal Revenue Service (“IRS’).

The Inflation Reduction Act (“Act”) was enacted during the reporting period on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s “adjusted financial statement income” for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 22-02, though the Company expects to be an applicable corporation for CAMT in 2023 as a member of the TIAA & Subsidiaries consolidated tax return group, the Company has not included an estimate of the impact of the CAMT within the year end 2022 financial statements, because a reasonable estimate cannot be made at this time.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follows VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,574 thousand in 2020. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213. See note 2—Significant Accounting Policies for the amount of additional reserves held as a result of Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $3,622 thousand and $1,305 thousand as of December 31, 2022 and 2021, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2022 and 2021. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions.

For the years ended December 31, 2022 and 2021, the Company did not have any Group Annuity reserves.

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,751	$—	$14,751	0.3%

At fair value	—	—	3,253,612	3,253,612	74.3%

Total with market value adjustment or at fair value	$—	$14,751	$3,253,612	$3,268,363	74.6%

At book value without adjustment (minimal or no charge or adjustment)	979,990	—	—	979,990	22.4%

Not subject to discretionary withdrawal	130,371	—	—	130,371	3.0%

Total (direct + assumed)	$1,110,361	$14,751	$3,253,612	$4,378,724	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,110,361	$14,751	$3,253,612	$4,378,724

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$16,383	$—	$16,383	0.3%

At fair value	—	—	3,974,194	3,974,194	77.4%

Total with market value adjustment or at fair value	$—	$16,383	$3,974,194	$3,990,577	77.7%

At book value without adjustment (minimal or no charge or adjustment)	1,028,858	—	—	1,028,858	20.0%

Not subject to discretionary withdrawal	120,604	—	—	120,604	2.3%

Total (direct + assumed)	$1,149,462	$16,383	$3,974,194	$5,140,039	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,149,462	$16,383	$3,974,194	$5,140,039

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$49,942	$49,942	0.6%

At book value without adjustment (minimal or no charge or adjustment)	8,653,636	—	—	8,653,635	97.7%

Not subject to discretionary withdrawal	148,144	—	—	148,144	1.7%

Total (direct + assumed)	$8,801,780	$—	$49,942	$8,851,721	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,801,780	$—	$49,942	$8,851,721

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$64,737	$64,737	0.8%

At book value without adjustment (minimal or no charge or adjustment)	7,885,425	—	—	7,885,425	97.5%

Not subject to discretionary withdrawal	141,226	—	—	141,226	1.7%

Total (direct + assumed)	$8,026,651	$—	$64,737	$8,091,388	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,026,651	$—	$64,737	$8,091,388

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,089,115	$2,089,192	$2,113,221

Variable Universal Life	363,677	361,818	373,157

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	609,526

Disability—Active Lives	—	—	12,327

Disability—Disabled Lives	—	—	2,103

Miscellaneous Reserves	—	—	23,577

Total (direct + assumed)	$2,452,792	$2,451,010	$3,133,911

Reinsurance Ceded	—	—	449,366

Total (net)	$2,452,792	$2,451,010	$2,684,545

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,057,607	$2,057,706	$2,075,998

Variable Universal Life	363,663	360,616	371,250

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	629,257

Disability—Active Lives	—	—	11,996

Disability—Disabled Lives	—	—	1,980

Miscellaneous Reserves	—	—	25,613

Total (direct + assumed)	$2,421,270	$2,418,322	$3,116,094

Reinsurance Ceded	—	—	471,573

Total (net)	$2,421,270	$2,418,322	$2,644,521

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2022
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$637,230	$634,039	$634,039

Reinsurance Ceded	—	—	—

Total (net)	$637,230	$634,039	$634,039

	2021
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$740,872	$736,758	$736,758

Reinsurance Ceded	—	—	—

Total (net)	$740,872	$736,758	$736,758

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2022 or 2021. The Company has $37,360,794 thousand and $40,992,196 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2022 and 2021, respectively. Premium deficiency reserves related to the above insurance total $6,517 thousand and $9,201 thousand at December 31, 2022 and 2021, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12 — reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	Years Ended December 31,
	2022	2021	2020

Direct premiums	$345,006	$525,018	$461,858

Ceded premiums	(86,708)	(89,705)	(92,444)

Net premiums	$258,298	$435,313	$369,414

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2022	2021	2020

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$86,708	$89,705	$92,444

Policy and contract benefits	60,233	62,808	65,063

Increase/(decrease) in policy and contract reserves	(19,195)	(9,129)	4,310

Reserves for life and health, annuities and deposit-type contracts	586,225	610,407	622,996

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2022	2021	2020

Change in net unrealized capital gains (losses), net of taxes	$(825)	$1,137	$—

Change in reserve on account of change in valuation basis	—	1,568	(4,574)

Change in asset valuation reserve	(12,844)	(8,956)	(3,321)

Change in net deferred federal income tax	(1,282)	3,346	(48,432)

Change in non-admitted assets	3,684	(2,112)	49,926

Change in liability for reinsurance of unauthorized companies	5,260	(11,600)	4,217

Change in surplus of separate accounts	(1,011)	(719)	(1,089)

Dividends to stockholders	(83,900)	(81,600)	—

As of December 31, 2022 and 2021, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $793 thousand and $1,439 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2022, 2021 and 2020.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $83,900 thousand for the year ended December 31, 2022 and $81,600 thousand for the year ended December 31, 2021. The Company did not pay dividends to TIAA for the year ended December 31, 2020.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 9, 2023, the date the financial statements were available to be issued.

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials